AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 91.0%
Affiliated Mutual Funds — 2.5%
AST Small-Cap Growth Opportunities Portfolio*	1,488,420	$40,797,594
AST Small-Cap Growth Portfolio*	637,942	46,939,740
AST Small-Cap Value Portfolio*	2,983,996	110,855,444

Total Affiliated Mutual Funds (cost $150,224,460)(wd)		198,592,778
Common Stocks — 46.3%
Aerospace & Defense — 1.3%
Airbus SE (France)*	144,761	17,503,084
Austal Ltd. (Australia)	716,900	1,012,779
BAE Systems PLC (United Kingdom)	921,400	8,695,317
Boeing Co. (The)*	188,636	36,123,794
L3Harris Technologies, Inc.	80,198	19,926,797
Leonardo SpA (Italy)*	303,500	3,015,689
Rheinmetall AG (Germany)	26,500	5,597,566
Safran SA (France)	105,986	12,477,354
		104,352,380
Air Freight & Logistics — 0.7%
Deutsche Post AG (Germany)	134,300	6,417,821
DSV A/S (Denmark)	28,839	5,557,324
Expeditors International of Washington, Inc.	94,712	9,770,490
Kintetsu World Express, Inc. (Japan)	59,600	1,526,807
United Parcel Service, Inc. (Class B Stock)	158,448	33,980,758
		57,253,200
Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)*(a)	1,565,100	1,397,377
International Consolidated Airlines Group SA (United Kingdom)*(a)	396,900	738,195
Japan Airlines Co. Ltd. (Japan)*	104,900	1,952,036
Ryanair Holdings PLC (Ireland), ADR*	90,374	7,873,383
Southwest Airlines Co.*(a)	185,800	8,509,640
		20,470,631
Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	17,200	2,329,032
Faurecia SE (France)	3,328	85,929
Magna International, Inc. (Canada)	112,760	7,251,595
Pirelli & C SpA (Italy), 144A	406,000	2,200,884
Yokohama Rubber Co. Ltd. (The) (Japan)	126,100	1,728,618
		13,596,058
Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	34,100	2,938,423
Honda Motor Co. Ltd. (Japan)	151,500	4,288,693
Isuzu Motors Ltd. (Japan)	245,100	3,160,631
Mercedes-Benz Group AG (Germany)	70,100	4,907,820
Stellantis NV	195,452	3,170,310
Subaru Corp. (Japan)	101,800	1,612,690
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Tesla, Inc.*	19,709	$21,238,418
Volkswagen AG (Germany)	18,200	4,500,026
		45,817,011
Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	129,900	1,658,525
Aozora Bank Ltd. (Japan)	111,800	2,354,940
Australia & New Zealand Banking Group Ltd. (Australia)	83,200	1,702,993
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	2,521,259
Banco Santander SA (Spain)	829,100	2,820,291
Bank of America Corp.	446,311	18,396,939
Barclays PLC (United Kingdom)	991,600	1,926,473
BAWAG Group AG (Austria), 144A*	45,000	2,277,523
BNP Paribas SA (France)	76,600	4,371,044
Citigroup, Inc.	174,900	9,339,660
Credit Agricole SA (France)	189,400	2,267,847
Danske Bank A/S (Denmark)	151,100	2,521,594
DBS Group Holdings Ltd. (Singapore)	99,500	2,612,487
DNB Bank ASA (Norway)	151,600	3,427,420
Fifth Third Bancorp	236,536	10,180,509
Gunma Bank Ltd. (The) (Japan)	371,000	1,071,609
Huntington Bancshares, Inc.	803,371	11,745,284
ING Groep NV (Netherlands)	186,900	1,956,691
Jyske Bank A/S (Denmark)*	41,900	2,286,701
Keiyo Bank Ltd. (The) (Japan)	163,500	658,282
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,636,436
Mediobanca Banca di Credito Finanziario SpA (Italy)	232,900	2,361,723
Mitsubishi UFJ Financial Group, Inc. (Japan)	479,100	2,947,858
Mizuho Financial Group, Inc. (Japan)	171,050	2,174,569
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	1,321,113
Nordea Bank Abp (Finland)	218,300	2,252,908
Resona Holdings, Inc. (Japan)	553,800	2,360,395
Societe Generale SA (France)	67,600	1,813,549
Sumitomo Mitsui Financial Group, Inc. (Japan)	91,100	2,890,298
Swedbank AB (Sweden) (Class A Stock)(a)	122,000	1,815,006
Toronto-Dominion Bank (The) (Canada)	107,877	8,559,229
Wells Fargo & Co.	785,415	38,061,211
		154,292,366
Beverages — 0.4%
Brown-Forman Corp. (Class B Stock)	86,914	5,824,976
Coca-Cola Co. (The)	176,193	10,923,966
Monster Beverage Corp.*	224,908	17,970,149
		34,719,091
Biotechnology — 0.9%
AbbVie, Inc.	140,169	22,722,797
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Pharming Group NV (Netherlands)*(a)	1,367,900	$1,201,681
Regeneron Pharmaceuticals, Inc.*	30,623	21,387,716
Swedish Orphan Biovitrum AB (Sweden)*	96,100	2,269,102
Vertex Pharmaceuticals, Inc.*	79,577	20,767,210
		68,348,506
Building Products — 0.4%
Cie de Saint-Gobain (France)	60,600	3,604,418
Daikin Industries Ltd. (Japan)	45,300	8,239,226
Kingspan Group PLC (Ireland)(a)	99,997	9,810,015
Nibe Industrier AB (Sweden) (Class B Stock)	453,798	5,037,768
Xinyi Glass Holdings Ltd. (Hong Kong)	1,239,000	2,971,441
		29,662,868
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	196,800	3,580,766
Charles Schwab Corp. (The)	242,913	20,479,995
Credit Suisse Group AG (Switzerland)	271,900	2,152,002
EQT AB (Sweden)	113,973	4,479,415
FactSet Research Systems, Inc.	26,339	11,435,077
Goldman Sachs Group, Inc. (The)	37,923	12,518,382
Investec PLC (United Kingdom)	263,400	1,749,806
Julius Baer Group Ltd. (Switzerland)	40,800	2,361,961
London Stock Exchange Group PLC (United Kingdom)	118,395	12,423,984
Morgan Stanley	75,314	6,582,444
Nomura Holdings, Inc. (Japan)	587,400	2,456,080
Partners Group Holding AG (Switzerland)	8,317	10,312,900
S&P Global, Inc.(a)	15,613	6,404,140
SEI Investments Co.	150,062	9,035,233
UBS Group AG (Switzerland)	533,000	10,409,494
		116,381,679
Chemicals — 1.1%
Arkema SA (France)	23,800	2,845,332
CF Industries Holdings, Inc.	152,043	15,669,552
Chr Hansen Holding A/S (Denmark)	71,519	5,275,183
Daicel Corp. (Japan)	381,000	2,535,962
International Flavors & Fragrances, Inc.	135,100	17,742,683
Linde PLC (United Kingdom)	21,589	6,896,174
Lintec Corp. (Japan)	84,700	1,681,182
Mitsubishi Chemical Holdings Corp. (Japan)	143,700	955,565
Mitsubishi Gas Chemical Co., Inc. (Japan)	148,900	2,519,360
Mitsui Chemicals, Inc. (Japan)	60,100	1,510,194
RPM International, Inc.	14,756	1,201,729
Sherwin-Williams Co. (The)	39,268	9,802,078
Sika AG (Switzerland)	27,138	8,974,125
Solvay SA (Belgium)	19,700	1,939,464
Teijin Ltd. (Japan)	139,000	1,548,248
Toagosei Co. Ltd. (Japan)	133,600	1,174,064
Tokuyama Corp. (Japan)	78,600	1,100,166
UBE Corp. (Japan)	140,900	2,292,428
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil)	54,400	$2,718,292
		88,381,781
Commercial Services & Supplies — 0.6%
Cintas Corp.	33,902	14,421,572
Loomis AB (Sweden)	68,300	1,870,220
Rentokil Initial PLC (United Kingdom)	1,262,171	8,755,796
Securitas AB (Sweden) (Class B Stock)	171,800	1,939,858
Societe BIC SA (France)	39,300	1,985,704
Stericycle, Inc.*	149,279	8,795,519
TOMRA Systems ASA (Norway)	115,464	5,883,462
		43,652,131
Communications Equipment — 0.2%
Cisco Systems, Inc.	181,600	10,126,016
Nokia OYJ (Finland)*	660,200	3,631,005
		13,757,021
Construction & Engineering — 0.3%
Bouygues SA (France)	141,700	4,939,713
CIMIC Group Ltd. (Australia)	1	16
Hazama Ando Corp. (Japan)	318,600	2,353,391
HOCHTIEF AG (Germany)(a)	27,200	1,833,718
Kandenko Co. Ltd. (Japan)	183,500	1,250,939
Mirait Holdings Corp. (Japan)	51,800	824,546
NRW Holdings Ltd. (Australia)	760,000	1,217,198
Obayashi Corp. (Japan)	242,200	1,778,398
Skanska AB (Sweden) (Class B Stock)(a)	109,100	2,437,645
Vinci SA (France)	79,861	8,180,870
		24,816,434
Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	1,812,000	1,504,837
HeidelbergCement AG (Germany)	27,000	1,534,053
Holcim Ltd. (Switzerland)*	55,100	2,684,800
Imerys SA (France)	37,200	1,597,444
Wienerberger AG (Austria)	50,900	1,539,012
		8,860,146
Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	100,600	1,062,016
Containers & Packaging — 0.4%
International Paper Co.	550,993	25,428,327
Rengo Co. Ltd. (Japan)	387,800	2,474,128
		27,902,455
Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	456,818	14,120,244
Fuyo General Lease Co. Ltd. (Japan)	27,400	1,560,703
Mitsubishi HC Capital, Inc. (Japan)	538,400	2,496,494
ORIX Corp. (Japan)	132,200	2,626,525
		20,803,966
Diversified Telecommunication Services — 0.3%
BT Group PLC (United Kingdom)	1,222,300	2,911,688

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Deutsche Telekom AG (Germany)	109,100	$2,043,078
Nippon Telegraph & Telephone Corp. (Japan)	307,500	8,935,087
Orange SA (France)	324,400	3,830,805
Telefonica SA (Spain)	431,500	2,087,795
United Internet AG (Germany)	59,100	2,029,333
		21,837,786
Electric Utilities — 0.9%
Endesa SA (Spain)	88,800	1,933,927
Enel SpA (Italy)	247,500	1,652,975
Entergy Corp.	77,251	9,019,054
NextEra Energy, Inc.	170,564	14,448,476
Orsted A/S (Denmark), 144A	46,498	5,848,373
Southern Co. (The)	485,888	35,231,739
		68,134,544
Electrical Equipment — 0.0%
Signify NV (Netherlands), 144A	77,700	3,615,370
Electronic Equipment, Instruments & Components — 0.6%
Daiwabo Holdings Co. Ltd. (Japan)	113,900	1,530,640
Halma PLC (United Kingdom)	164,284	5,388,519
Hexagon AB (Sweden) (Class B Stock)	939,731	13,215,905
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	2,023,190
Keyence Corp. (Japan)	24,500	11,408,260
Kingboard Holdings Ltd. (China)	915,000	4,431,033
TE Connectivity Ltd. (Switzerland)	64,139	8,400,926
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	260,669
Venture Corp. Ltd. (Singapore)	127,100	1,638,882
		48,298,024
Entertainment — 0.7%
Netflix, Inc.*	37,399	14,009,291
Walt Disney Co. (The)*	280,119	38,421,122
		52,430,413
Equity Real Estate Investment Trusts (REITs) — 3.5%
AEON REIT Investment Corp. (Japan)	1,200	1,486,454
Agree Realty Corp.	30,573	2,028,824
Alexandria Real Estate Equities, Inc.(a)	32,509	6,542,436
American Assets Trust, Inc.	31,602	1,197,400
American Campus Communities, Inc.	24,391	1,365,164
American Homes 4 Rent (Class A Stock)	120,079	4,806,762
American Tower Corp.	22,478	5,646,923
Apartment Income REIT Corp.	41,135	2,199,077
AvalonBay Communities, Inc.	82,318	20,445,322
Camden Property Trust	10,004	1,662,665
Crown Castle International Corp.	6,887	1,271,340
CubeSmart	35,824	1,863,923
Digital Realty Trust, Inc.(a)	31,384	4,450,251
Duke Realty Corp.	107,565	6,245,224
Equinix, Inc.	10,167	7,540,051
Equity LifeStyle Properties, Inc.	73,752	5,640,553
Equity Residential	104,402	9,387,828
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Essex Property Trust, Inc.	6,963	$2,405,577
Extra Space Storage, Inc.	8,675	1,783,580
First Industrial Realty Trust, Inc.	43,677	2,704,043
Gaming & Leisure Properties, Inc.	51,426	2,413,422
Healthcare Realty Trust, Inc.(a)	26,866	738,278
Healthpeak Properties, Inc.	102,334	3,513,126
Host Hotels & Resorts, Inc.	159,580	3,100,639
Hudson Pacific Properties, Inc.	29,209	810,550
Invitation Homes, Inc.	268,566	10,790,982
Kilroy Realty Corp.(a)	12,518	956,626
Life Storage, Inc.	19,200	2,696,256
Medical Properties Trust, Inc.	155,027	3,277,271
MGM Growth Properties LLC (Class A Stock)	227,639	8,809,629
Mid-America Apartment Communities, Inc.	14,348	3,005,189
Mirvac Group (Australia)	1,104,500	2,044,073
Prologis, Inc.	104,043	16,800,864
PS Business Parks, Inc.	7,734	1,299,931
Public Storage	33,176	12,947,929
Regency Centers Corp.(a)	35,080	2,502,607
Retail Opportunity Investments Corp.	51,940	1,007,117
Rexford Industrial Realty, Inc.	42,976	3,205,580
Ryman Hospitality Properties, Inc.*(a)	22,300	2,068,771
Safehold, Inc.(a)	9,668	536,091
SBA Communications Corp.	52,775	18,159,877
Segro PLC (United Kingdom)	483,036	8,540,486
Simon Property Group, Inc.	62,856	8,269,335
SITE Centers Corp.	58,815	982,799
Stockland (Australia)	686,200	2,170,901
Sun Communities, Inc.(a)	43,966	7,706,800
Sunstone Hotel Investors, Inc.*	83,712	986,127
Terreno Realty Corp.	19,605	1,451,750
UDR, Inc.(a)	52,893	3,034,471
Ventas, Inc.	52,445	3,239,003
VICI Properties, Inc.	182,801	5,202,516
Welltower, Inc.(a)	148,770	14,302,748
Weyerhaeuser Co.	569,661	21,590,152
WP Carey, Inc.	52,504	4,244,423
		273,079,716
Food & Staples Retailing — 0.7%
Carrefour SA (France)	153,400	3,322,873
Costco Wholesale Corp.	22,383	12,889,251
J Sainsbury PLC (United Kingdom)	806,000	2,676,250
Koninklijke Ahold Delhaize NV (Netherlands)	264,000	8,473,666
Marks & Spencer Group PLC (United Kingdom)*	811,100	1,643,261
Metcash Ltd. (Australia)	1,047,200	3,539,661
Tesco PLC (United Kingdom)	804,078	2,910,517
Valor Holdings Co. Ltd. (Japan)	38,700	668,314
Walmart, Inc.	126,866	18,892,885
		55,016,678
Food Products — 0.5%
Bunge Ltd.	70,246	7,783,959

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Conagra Brands, Inc.	440,661	$14,792,990
Inghams Group Ltd. (Australia)	587,900	1,341,862
Origin Enterprises PLC (Ireland)	206,800	921,449
Premier Foods PLC (United Kingdom)	672,846	1,006,058
Prima Meat Packers Ltd. (Japan)	49,800	896,619
Tate & Lyle PLC (United Kingdom)	183,600	1,771,538
Tyson Foods, Inc. (Class A Stock)	136,287	12,215,404
WH Group Ltd. (Hong Kong), 144A	2,762,431	1,734,812
		42,464,691
Gas Utilities — 0.0%
Enagas SA (Spain)	73,900	1,641,142
Rubis SCA (France)	57,700	1,699,759
		3,340,901
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.*	11,712	5,106,432
Asahi Intecc Co. Ltd. (Japan)	120,400	2,361,571
Becton, Dickinson & Co.	95,018	25,274,788
Coloplast A/S (Denmark) (Class B Stock)	54,839	8,339,261
Dexcom, Inc.*	28,186	14,419,958
Edwards Lifesciences Corp.*	128,756	15,157,156
Embecta Corp.*	18,706	626,638
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	202,989	3,412,871
Hologic, Inc.*	128,167	9,845,789
Hoya Corp. (Japan)	77,200	8,715,493
Intuitive Surgical, Inc.*	90,567	27,322,252
Medtronic PLC	172,576	19,147,307
Straumann Holding AG (Switzerland)	7,945	12,685,099
Zimmer Biomet Holdings, Inc.	146,369	18,720,595
		171,135,210
Health Care Providers & Services — 0.7%
Anthem, Inc.	49,948	24,535,456
Cigna Corp.	82,238	19,705,047
CVS Health Corp.	105,613	10,689,092
Fresenius SE & Co. KGaA (Germany)	43,200	1,587,244
Medipal Holdings Corp. (Japan)	113,000	1,858,819
		58,375,658
Health Care Technology — 0.2%
M3, Inc. (Japan)	47,800	1,725,533
Veeva Systems, Inc. (Class A Stock)*	52,270	11,105,284
		12,830,817
Hotels, Restaurants & Leisure — 0.7%
Aristocrat Leisure Ltd. (Australia)	372,482	10,090,263
Betsson AB (Sweden) (Class B Stock)*	207,400	1,258,601
Compass Group PLC (United Kingdom)	460,892	9,920,225
Hilton Worldwide Holdings, Inc.*	4,836	733,815
Las Vegas Sands Corp.*(a)	188,322	7,320,076
Marriott International, Inc. (Class A Stock)*	4,836	849,927
Starbucks Corp.	141,099	12,835,776
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum China Holdings, Inc. (China)	79,171	$3,288,763
Yum! Brands, Inc.	69,176	8,199,431
		54,496,877
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	231,000	1,578,334
Bellway PLC (United Kingdom)	55,100	1,759,845
Electrolux AB (Sweden) (Class B Stock)(a)	113,400	1,715,626
Haseko Corp. (Japan)	158,200	1,815,244
Nikon Corp. (Japan)	227,800	2,435,806
Redrow PLC (United Kingdom)	193,000	1,315,459
Taylor Wimpey PLC (United Kingdom)	1,112,300	1,896,489
Vistry Group PLC (United Kingdom)	97,500	1,204,940
		13,721,743
Household Products — 0.2%
Kimberly-Clark Corp.	115,839	14,266,731
Industrial Conglomerates — 0.8%
CK Hutchison Holdings Ltd. (United Kingdom)	302,500	2,215,766
General Electric Co.	443,776	40,605,504
Roper Technologies, Inc.	22,776	10,755,511
Siemens AG (Germany)	78,302	10,796,359
		64,373,140
Insurance — 1.9%
Aegon NV (Netherlands)	574,300	3,033,941
Ageas SA/NV (Belgium)	49,300	2,486,387
AIA Group Ltd. (Hong Kong)	920,200	9,607,170
Allianz SE (Germany)	20,300	4,837,207
American International Group, Inc.	600,803	37,712,404
ASR Nederland NV (Netherlands)	60,400	2,813,565
Aviva PLC (United Kingdom)	497,200	2,933,803
AXA SA (France)	125,200	3,658,727
Baloise Holding AG (Switzerland)	12,200	2,172,918
Chubb Ltd.	134,165	28,697,893
CNP Assurances (France)	130,100	3,135,261
Dai-ichi Life Holdings, Inc. (Japan)	127,400	2,569,001
Helvetia Holding AG (Switzerland)	16,200	2,109,909
Legal & General Group PLC (United Kingdom)	686,400	2,443,728
Mapfre SA (Spain)	1,058,800	2,215,738
Marsh & McLennan Cos., Inc.	39,959	6,809,813
MetLife, Inc.	209,834	14,747,133
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,800	2,086,563
NN Group NV (Netherlands)	51,500	2,605,738
Sompo Holdings, Inc. (Japan)	44,300	1,935,575
Swiss Life Holding AG (Switzerland)	11,300	7,231,438
Unipol Gruppo SpA (Italy)	473,000	2,588,455
UnipolSai Assicurazioni SpA (Italy)	759,000	2,245,698
		150,678,065

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	9,841	$27,371,265
Alphabet, Inc. (Class C Stock)*	18,643	52,069,713
Match Group, Inc.*	121,177	13,176,787
Meta Platforms, Inc. (Class A Stock)*	138,564	30,811,091
Pinterest, Inc. (Class A Stock)*	192,764	4,743,922
Tencent Holdings Ltd. (China)	121,800	5,683,313
		133,856,091
Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd. (China), ADR*	82,786	9,007,117
Amazon.com, Inc.*	18,174	59,246,331
Chewy, Inc. (Class A Stock)*(a)	169,683	6,919,673
MercadoLibre, Inc. (Brazil)*	4,737	5,634,567
		80,807,688
IT Services — 1.9%
Adyen NV (Netherlands), 144A*	4,902	9,709,085
Amadeus IT Group SA (Spain)*	189,477	12,355,942
Atos SE (France)	30,300	823,914
Block, Inc.*	75,828	10,282,277
DTS Corp. (Japan)	83,400	1,822,498
Fiserv, Inc.*	187,300	18,992,220
Globant SA*	13,260	3,475,048
Infosys Ltd. (India)	368,110	9,236,268
Mastercard, Inc. (Class A Stock)	47,122	16,840,460
NS Solutions Corp. (Japan)	42,200	1,266,317
PayPal Holdings, Inc.*	87,408	10,108,735
Shopify, Inc. (Canada) (Class A Stock)*	27,003	18,252,948
Sopra Steria Group SACA (France)	13,500	2,509,037
Visa, Inc. (Class A Stock)(a)	173,908	38,567,577
		154,242,326
Life Sciences Tools & Services — 0.9%
ICON PLC (Ireland)*	36,313	8,832,048
Illumina, Inc.*	43,388	15,159,767
Lonza Group AG (Switzerland)	22,306	16,148,618
Sartorius Stedim Biotech (France)	17,315	7,105,734
Thermo Fisher Scientific, Inc.	46,074	27,213,608
		74,459,775
Machinery — 1.3%
Atlas Copco AB (Sweden) (Class A Stock)	190,465	9,884,865
Cummins, Inc.	69,373	14,229,096
Daimler Truck Holding AG (Germany)*	35,050	968,731
Deere & Co.	42,435	17,630,045
Fuji Corp. (Japan)	83,800	1,510,008
Hong Leong Asia Ltd. (Singapore)	377,000	228,335
Husqvarna AB (Sweden) (Class B Stock)	151,700	1,580,326
IDEX Corp.	52,969	10,155,746
Illinois Tool Works, Inc.	49,239	10,310,647
Indutrade AB (Sweden)(a)	209,530	5,270,109
Rational AG (Germany)	8,629	5,936,335
SKF AB (Sweden) (Class B Stock)(a)	184,200	2,990,318
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Spirax-Sarco Engineering PLC (United Kingdom)	39,575	$6,495,046
Sumitomo Heavy Industries Ltd. (Japan)	99,100	2,276,819
Tsubakimoto Chain Co. (Japan)	74,400	1,849,819
Valmet OYJ (Finland)(a)	64,400	1,999,590
Vesuvius PLC (United Kingdom)	152,000	678,592
Volvo AB (Sweden) (Class B Stock)	285,200	5,291,386
		99,285,813
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,400	4,230,411
D/S Norden A/S (Denmark)	90,500	3,169,483
DFDS A/S (Denmark)	28,000	1,198,283
		8,598,177
Media — 0.5%
Comcast Corp. (Class A Stock)	367,380	17,200,732
News Corp. (Class A Stock)	575,191	12,740,481
Nippon Television Holdings, Inc. (Japan)	193,400	2,011,370
Reach PLC (United Kingdom)	132,014	318,343
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,447,154
Telenet Group Holding NV (Belgium)	57,600	1,866,550
		35,584,630
Metals & Mining — 0.4%
Anglo American PLC (South Africa)	131,800	6,919,824
Aurubis AG (Germany)	22,500	2,683,230
Bekaert SA (Belgium)	63,500	2,474,234
BHP Group Ltd. (Australia)	126,400	4,839,950
Boliden AB (Sweden)	75,000	3,783,971
Fortescue Metals Group Ltd. (Australia)	276,700	4,217,993
Perenti Global Ltd. (Australia)	963,600	537,078
Rio Tinto Ltd. (Australia)	67,500	6,001,624
St. Barbara Ltd. (Australia)	859,100	901,328
		32,359,232
Multiline Retail — 0.1%
Harvey Norman Holdings Ltd. (Australia)	984,800	3,924,705
Kohl’s Corp.	107,409	6,493,948
		10,418,653
Multi-Utilities — 0.5%
A2A SpA (Italy)	1,847,000	3,167,900
Ameren Corp.	134,519	12,612,501
Sempra Energy	147,889	24,863,099
		40,643,500
Oil, Gas & Consumable Fuels — 1.9%
Beach Energy Ltd. (Australia)	1,780,300	2,068,939
Chesapeake Energy Corp.(a)	58,691	5,106,117
Chesapeake Energy Corp. Backstop Commitment	424	36,888

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	215,386	$21,538,600
Equinor ASA (Norway)	103,600	3,854,472
Exxon Mobil Corp.	222,440	18,371,320
Neste OYJ (Finland)	145,188	6,627,162
OMV AG (Austria)	69,600	3,319,425
Reliance Industries Ltd. (India)	484,794	16,803,934
Repsol SA (Spain)	334,800	4,378,437
Shell PLC (Netherlands)	468,600	12,874,277
TC Energy Corp. (Canada)	254,630	14,366,225
TotalEnergies SE (France)(a)	157,400	7,951,461
TotalEnergies SE (France), ADR	635,522	32,119,282
		149,416,539
Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	1,472,669
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	45,595	12,416,431
L’Oreal SA (France)	22,867	9,162,345
Shiseido Co. Ltd. (Japan)	70,400	3,560,449
		25,139,225
Pharmaceuticals — 2.7%
AstraZeneca PLC (United Kingdom)	72,259	9,558,988
Bayer AG (Germany)	56,600	3,865,138
Bristol-Myers Squibb Co.	50,200	3,666,106
Elanco Animal Health, Inc.*	246,945	6,442,795
GlaxoSmithKline PLC	639,100	13,819,449
Ipsen SA (France)	28,300	3,540,378
Johnson & Johnson	140,800	24,953,984
Merck & Co., Inc.	190,443	15,625,848
Novartis AG (Switzerland)	170,800	14,967,729
Novartis AG (Switzerland), ADR	205,923	18,069,743
Novo Nordisk A/S (Denmark), ADR	65,863	7,314,086
Novo Nordisk A/S (Denmark) (Class B Stock)	131,660	14,617,483
Ono Pharmaceutical Co. Ltd. (Japan)	92,700	2,324,110
Otsuka Holdings Co. Ltd. (Japan)	71,200	2,459,245
Pfizer, Inc.	245,582	12,713,780
Roche Holding AG (Switzerland)	38,200	15,115,747
Roche Holding AG (Switzerland), ADR	338,094	16,705,224
Sanofi (France)	90,100	9,215,481
Sawai Group Holdings Co. Ltd. (Japan)	39,600	1,445,563
Teva Pharmaceutical Industries Ltd. (Israel)*	257,900	2,412,746
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	2,210,059
UCB SA (Belgium)	20,400	2,442,804
Zoetis, Inc.	70,072	13,214,878
		216,701,364
Professional Services — 0.3%
Adecco Group AG (Switzerland)	68,100	3,078,628
Experian PLC (United Kingdom)	287,671	11,156,042
Nielsen Holdings PLC	54,531	1,485,424
Nihon M&A Center Holdings, Inc. (Japan)	200,000	2,804,163
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Teleperformance (France)	18,807	$7,182,381
		25,706,638
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	8,126	743,692
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,325,786
Daito Trust Construction Co. Ltd. (Japan)	17,200	1,825,927
Daiwa House Industry Co. Ltd. (Japan)	70,000	1,825,948
Howard Hughes Corp. (The)*	8,508	881,514
Nexity SA (France)	29,500	1,037,723
Nomura Real Estate Holdings, Inc. (Japan)	47,500	1,134,496
		8,775,086
Road & Rail — 0.3%
Aurizon Holdings Ltd. (Australia)	765,100	2,104,742
Canadian National Railway Co. (Canada)	116,873	15,677,800
Go-Ahead Group PLC (The) (United Kingdom)*	96,500	1,042,963
Sankyu, Inc. (Japan)	46,800	1,524,108
Seino Holdings Co. Ltd. (Japan)	146,500	1,331,118
		21,680,731
Semiconductors & Semiconductor Equipment — 2.2%
Applied Materials, Inc.	46,885	6,179,443
ASML Holding NV (Netherlands)	21,805	14,605,302
Infineon Technologies AG (Germany)	332,020	11,301,388
NVIDIA Corp.	222,799	60,792,935
NXP Semiconductors NV (China)	78,075	14,450,121
QUALCOMM, Inc.	242,107	36,998,792
Siltronic AG (Germany)	20,200	2,073,352
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	719,000	14,814,614
Texas Instruments, Inc.	82,382	15,115,449
Tokyo Seimitsu Co. Ltd. (Japan)	41,900	1,660,498
		177,991,894
Software — 3.2%
Adobe, Inc.*	24,783	11,291,631
Atlassian Corp. PLC (Class A Stock)*	33,251	9,770,141
Autodesk, Inc.*	156,344	33,512,336
Check Point Software Technologies Ltd. (Israel)*	18,300	2,530,158
Citrix Systems, Inc.	90,266	9,107,839
Coupa Software, Inc.*	60,848	6,183,982
Dassault Systemes SE (France)	92,119	4,528,440
Intuit, Inc.	33,683	16,196,134
Micro Focus International PLC (United Kingdom)(a)	230,000	1,211,299
Microsoft Corp.	265,427	81,833,798
Oracle Corp.	338,491	28,003,361
salesforce.com, Inc.*	107,993	22,929,074
ServiceNow, Inc.*	32,331	18,004,811

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Workday, Inc. (Class A Stock)*	35,118	$8,409,356
		253,512,360
Specialty Retail — 0.3%
DCM Holdings Co. Ltd. (Japan)	222,400	1,919,150
EDION Corp. (Japan)(a)	185,400	1,722,549
Geo Holdings Corp. (Japan)	60,600	620,356
Kingfisher PLC (United Kingdom)	733,200	2,455,760
K’s Holdings Corp. (Japan)	114,600	1,182,751
Super Retail Group Ltd. (Australia)	335,300	2,572,855
TJX Cos., Inc. (The)	273,396	16,562,330
		27,035,751
Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	116,600	2,123,407
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.*	47,812	17,462,377
LVMH Moet Hennessy Louis Vuitton SE (France)	19,138	13,639,893
Yue Yuen Industrial Holdings Ltd. (Hong Kong)*	1,055,500	1,704,962
		32,807,232
Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	339,371	10,655,985
Paragon Banking Group PLC (United Kingdom)	358,700	2,361,865
		13,017,850
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	151,400	6,355,002
Imperial Brands PLC (United Kingdom)	143,400	3,030,688
Philip Morris International, Inc.	139,349	13,090,445
		22,476,135
Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	156,680	9,903,307
ITOCHU Corp. (Japan)	72,100	2,440,155
Kanamoto Co. Ltd. (Japan)	92,800	1,516,770
Marubeni Corp. (Japan)	212,300	2,459,906
Mitsui & Co. Ltd. (Japan)	119,600	3,235,803
Rexel SA (France)	124,900	2,667,668
Sojitz Corp. (Japan)	149,200	2,458,462
		24,682,071
Transportation Infrastructure — 0.0%
Kamigumi Co. Ltd. (Japan)	81,700	1,469,071
Shenzhen International Holdings Ltd. (China)	636,000	670,378
		2,139,449
Wireless Telecommunication Services — 0.1%
Freenet AG (Germany)	85,600	2,285,892
	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
KDDI Corp. (Japan)	207,200	$6,794,324
		9,080,216

Total Common Stocks (cost $2,872,172,763)		3,666,240,606
Exchange-Traded Funds — 6.0%
Energy Select Sector SPDR Fund	368,246	28,148,724
iShares 1-3 Year Treasury Bond ETF(a)	8,918	743,315
iShares Core U.S. Aggregate Bond ETF	1,087,454	116,466,324
iShares Floating Rate Bond ETF(a)	693,646	35,042,996
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	472,145	57,101,216
iShares Russell 1000 Growth ETF(a)	146,521	40,678,625
iShares Russell 1000 Value ETF	299,001	49,628,186
iShares S&P Small-Cap 600 Value ETF(a)	39,072	4,000,582
iShares TIPS Bond ETF	347,887	43,336,284
Vanguard Real Estate ETF(a)	597,547	64,756,168
Vanguard Total International Bond ETF(a)	700,371	36,727,455

Total Exchange-Traded Funds (cost $492,630,298)		476,629,875
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	22,100	2,127,294
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	15,000	397,050
Electric Utilities — 0.1%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	76,073	4,154,347
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	45,946	2,426,868
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	9,249	376,804

Total Preferred Stocks (cost $8,424,561)		9,482,363

Units
Warrants* — 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f)	262,713	1,235
(cost $0)

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 3.3%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	200	$195,462
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	500	473,773
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	200	198,396
Series 2020-03A, Class D
1.730%	07/15/26	200	196,237
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	100	94,883
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,600	1,458,849
Series 2021-02A, Class B, 144A
2.120%	12/27/27	100	91,022
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100	94,164
Series 2022-02A, Class B, 144A
2.650%	06/26/28	300	281,243
JPMorgan Chase Bank, NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28	443	434,228
Series 2021-03, Class D, 144A
1.009%	02/26/29	227	220,395
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,900	2,910,885
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	604,893
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	300	297,655
Series 2020-03, Class D
1.640%	11/16/26	1,200	1,171,940
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,680,903
			11,404,928
Collateralized Loan Obligations — 1.9%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.887%(c)	10/20/34	4,000	3,969,790
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32	3,000	2,971,228
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.313%(c)	01/20/34	4,700	4,648,098
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.409%(c)	10/15/34		4,525	$4,475,840
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.600%(c)	08/20/32		7,500	7,431,157
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	04/15/32		6,750	6,706,125
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.594%(c)	07/20/32		2,430	2,420,973
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
1.348%(c)	01/25/33		7,000	6,922,607
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	07/20/34		2,750	2,723,056
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.294%(c)	04/20/31		2,500	2,479,889
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	07/15/34		3,000	2,967,621
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.444%(c)	07/20/34		8,750	8,668,754
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	4,750	5,205,245
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/15/29		493	492,002
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.409%(c)	01/22/31		2,000	1,992,063
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.549%(c)	04/15/33		2,750	2,733,500
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.288%(c)	04/25/31		4,988	4,947,506
A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34		4,375	$4,329,969
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.404%(c)	07/20/31		1,200	1,192,619
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.238%(c)	10/12/30		2,000	1,986,080
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class A2, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.773%(c)	09/01/31		4,000	3,970,020
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.991%(c)	10/15/34		5,250	5,180,692
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.509%(c)	10/22/30		3,925	3,902,008
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.321%(c)	04/17/31		9,359	9,290,730
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.304%(c)	04/20/31		3,000	2,975,686
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.877%(c)	10/20/34		4,100	4,057,427
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.574%(c)	10/20/32		9,750	9,708,114
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	4,992	5,494,060
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.438%(c)	07/25/34		2,000	1,980,820
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	07/20/34		3,250	3,214,606
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.210%(c)	10/20/34		4,000	3,954,262
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.228%(c)	04/25/31		3,000	$2,967,475
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.321%(c)	10/17/32		4,500	4,450,531
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31		3,750	3,735,606
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.252%(c)	07/20/32		4,025	3,990,039
				148,136,198
Consumer Loans — 0.1%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	300	229,091
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		200	189,315
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27		1,800	1,805,954
Series 2019-02A, Class A, 144A
2.780%	04/20/28		900	890,488
Series 2021-01A, Class B, 144A
2.470%	11/20/31		100	91,300
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		600	597,048
Series 2020-AA, Class A, 144A
2.190%	08/21/34		400	384,569
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,100	1,020,774
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,300	1,303,047
Series 2019-A, Class D, 144A
6.220%	08/08/25		1,400	1,408,599
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		300	294,633
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		800	777,859
				8,992,677
Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.845%(c)	11/15/28	GBP	1,275	1,684,204

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	04/25/34	634	$613,129
Series 2005-WF01, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
1.147%(c)	05/25/35	630	628,420
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	06/25/34	36	35,623
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.057%(c)	10/25/34	326	324,444
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	10/25/36	2,187	2,089,407
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE04, Class M7, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
2.302%(c)	05/25/35	1,424	1,423,794
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.747%(c)	09/25/36	504	493,681
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.667%(c)	12/25/36	2,900	2,841,237
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
1.147%(c)	10/25/35	400	384,937
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
0.527%(c)	08/25/37	751	457,349
Home Equity Asset Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
1.312%(c)	08/25/34	118	116,522
Series 2005-02, Class M6, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.657%(c)	07/25/35	2,000	1,975,194
Series 2005-08, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
1.132%(c)	02/25/36	809	799,167
Series 2005-09, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
1.072%(c)	04/25/36	1,072	1,063,833
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.677%(c)	08/25/36	47	36,391
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
1.117%(c)	01/25/35	602	590,502
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2007-HE05, Class A2C, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.707%(c)	03/25/37	3,343	$1,703,037
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.517%(c)	05/25/37	15	13,675
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.765%)
1.222%(c)	02/25/35	525	512,287
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
1.117%(c)	11/25/35	3,000	2,869,090
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.435% (Cap N/A, Floor 0.435%)
0.892%(c)	03/25/36	495	489,591
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.705%)
1.162%(c)	01/25/36	216	214,297
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
1.312%(c)	11/25/34	502	490,627
Series 2006-01, Class M1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.997%(c)	01/25/36	1,800	1,748,287
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	520	281,185
Residential Asset Securities Trust,
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.660% (Cap 14.000%, Floor 0.660%)
1.117%(c)	11/25/35	639	636,263
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.495%)
0.952%(c)	04/25/36	230	228,059
Series 2006-KS07, Class M1, 1 Month LIBOR + 0.280% (Cap 14.000%, Floor 0.280%)
0.737%(c)	09/25/36	2,200	2,148,849
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.397%(c)	11/25/33	39	37,212
			25,246,089
Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.807%(c)	04/25/23	100	98,764

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24	3,780	$3,705,838
			3,804,602
Residential Mortgage-Backed Securities — 0.7%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.585% (Cap N/A, Floor 0.585%)
1.042%(c)	03/25/36	705	701,043
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.707%(c)	04/25/36	2,460	2,193,583
C-BASS Trust,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.517%(c)	11/25/36	16	8,884
Citigroup Mortgage Loan Trust,
Series 2007-WFH02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
1.132%(c)	03/25/37	8,000	7,911,059
Countrywide Asset-Backed Certificates,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.507%(c)	09/25/34	255	253,798
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	06/25/37	1,680	1,576,958
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
1.197%(c)	08/25/47	944	919,241
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
1.252%(c)	02/25/36	124	123,508
Series 2005-17, Class MV1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
1.147%(c)	05/25/36	1,301	1,294,801
Series 2006-11, Class 3AV3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.717%(c)	09/25/46	1,100	1,069,455
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.577%(c)	07/25/37	29	21,492
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
6.184%	12/25/36	34	9,915
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.557%(c)	05/25/37	115	113,815
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.403%(c)	11/25/60	EUR	572	$624,225
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.380% (Cap 12.250%, Floor 0.380%)
0.837%(c)	05/25/36		1,378	1,073,868
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)
1.732%(c)	07/25/34		920	915,614
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.937%(c)	04/25/36		1,100	1,033,042
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
0.572%(c)	07/25/36		1,432	1,360,667
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.767%(c)	07/25/36		623	604,620
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
1.192%(c)	09/25/35		80	80,056
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.637%(c)	06/25/36		1,024	673,473
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.607%(c)	12/25/46		1,850	1,113,034
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.667%(c)	10/25/36		38	37,769
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
1.007%(c)	11/25/36		7,700	7,605,102
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.607%(c)	12/25/37		1,111	1,173,865
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	08/25/35		2,000	1,973,193
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.617%(c)	09/25/37		3	1,935
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.697%(c)	02/25/37		9	3,495
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.357%(c)	05/25/34		2,076	1,997,783

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	01/25/35		1,498	$1,479,453
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.557%(c)	07/25/36		35	15,943
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.507%(c)	11/25/36		1	334
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%
1.452%(c)	09/27/75	EUR	1,015	1,098,804
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.720%)
1.177%(c)	05/25/35		497	483,922
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.780%)
1.237%(c)	05/25/35		772	670,226
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.747%(c)	09/25/36		3,000	2,905,921
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.767%(c)	09/25/37		376	366,034
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-OP02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
1.132%(c)	10/25/35		1,379	1,363,820
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.587%(c)	05/25/37		146	119,752
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.577%(c)	12/25/36		57	16,418
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.507%(c)	12/25/36		1	859
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.297%(c)	08/25/35		2,200	2,112,549
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.517%(c)	11/25/36		21	7,910
Structured Asset Investment Loan Trust,
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.810%)
1.267%(c)	07/25/35		3,000	2,919,452
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	2,185
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	1,920	2,123,463
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.517%(c)	10/25/36		61	$29,937
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.707%(c)	04/25/37		3,575	1,625,500
				53,811,775
Student Loans — 0.1%
SLM Student Loan Trust,
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.808%(c)	10/25/64		778	758,589
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		2,184	2,177,451
Series 2019-D, Class 1PT, 144A
2.956%(cc)	01/16/46		1,849	1,837,798
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		1,597	1,568,581
				6,342,419

Total Asset-Backed Securities (cost $259,598,849)				259,422,892
Bank Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, SOFR + 3.250%
3.545%(c)	08/24/26		376	127,817
Term Loan, SOFR + 8.000%
8.195%(c)	05/25/26		73	74,264
				202,081
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		101	107,944
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	866	944,478
Term B, 3 Month GBP LIBOR + 4.750%
5.560%(c)	02/06/25	GBP	385	492,795
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	2,400	2,633,980
				4,071,253
Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.707%(c)	03/15/27		905	880,132

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
3.500%(c)	05/27/24	892	$847,024
			1,727,156

Total Bank Loans (cost $6,612,543)			6,108,434
Commercial Mortgage-Backed Securities — 1.5%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.253%(cc)	05/15/49	4,200	4,093,116
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2021-JACX, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.447%(c)	09/15/38	2,400	2,355,239
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	900	895,262
Series 2019-BN18, Class A3
3.325%	05/15/62	1,400	1,387,454
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,215,490
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,113,793
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	475,186
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	388,846
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,411,299
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38	550	491,134
Series 2019-C03, Class A3
3.319%	05/15/52	2,600	2,580,542
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,289,175
Series 2019-B12, Class A4
2.859%	08/15/52	1,850	1,782,519
Series 2019-B14, Class A3
3.090%	12/15/62	950	947,968
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,541,801
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.397%(c)	10/15/36	952	934,043
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.697%(c)	10/15/36	1,190	1,164,644
Series 2021-21M, Class A, 144A, 1 Month LIBOR + 0.730% (Cap N/A, Floor 0.730%)
1.127%(c)	10/15/36	2,200	2,146,078
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
3.217%(c)	12/15/38		3,200	$3,103,592
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52		3,600	3,666,374
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50		3,000	2,977,860
Series 2017-CD05, Class A3
3.171%	08/15/50		3,300	3,228,781
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.291%(cc)	02/10/48		76,865	571,914
Commercial Mortgage Trust,
Series 2017-COR02, Class A2
3.239%	09/10/50		3,249	3,190,272
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.547%(c)	05/15/36		2,500	2,453,057
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		2,970	2,919,168
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49		750	756,249
DBGS Mortgage Trust,
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.306%(c)	05/15/35		2,198	2,142,049
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36		1,300	1,234,438
Series 2016-85T, Class E, 144A
3.808%(cc)	12/10/36		1,200	1,072,281
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		3,030	2,959,366
Series 2017-C06, Class A4
3.071%	06/10/50		2,700	2,677,896
DROP Mortgage Trust,
Series 2021-FILE, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.550%(c)	04/15/26		1,700	1,681,953
European Loan Conduit No. 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	799	878,950
FHLMC Multifamily Structured Pass-Through Certificates,
Series K122, Class X1, IO
0.882%(cc)	11/25/30		15,371	944,049
Series KG03, Class X1, IO
1.381%(cc)	06/25/30		23,545	2,153,329
FREMF Mortgage Trust,
Series 2017-K63, Class X2A, IO, 144A
0.100%	02/25/50		459,578	1,747,223

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%	07/10/51		1,550	$1,590,723
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class A3
2.773%	11/10/45		1,456	1,459,014
Series 2012-GCJ09, Class XA, IO
1.915%(cc)	11/10/45		2,284	6,910
Series 2017-GS06, Class A2
3.164%	05/10/50		3,044	2,977,612
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34		310	308,999
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50		3,000	2,942,542
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50		1,305	1,279,861
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49		1,660	1,604,967
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 2.450%)
2.450%(c)	12/15/31		1,909	1,889,438
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		2,450	2,438,797
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39		2,300	2,125,857
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		1,600	1,534,801
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.147%(c)	01/15/36		625	615,614
Ready Capital Mortgage Financing LLC,
Series 2021-FL06, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.407%(c)	07/25/36		2,300	2,250,083
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	622	499,422
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	222,907
STWD Mortgage Trust (Cayman Islands),
Series 2021-HTS, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.447%(c)	04/15/34		2,000	1,972,634
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50		3,200	3,149,542
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	1,647	$1,614,197
Series 2016-C35, Class A3
2.674%	07/15/48	4,494	4,342,510
Series 2016-LC24, Class A3
2.684%	10/15/49	1,491	1,449,376
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,314,402
Series 2017-RB01, Class A4
3.374%	03/15/50	3,959	3,976,815
Series 2019-C52, Class A4
2.643%	08/15/52	2,000	1,911,611
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)
4.897%(c)	05/15/31	2,300	2,253,940
Series 2022-ONL, Class A, 144A
3.862%	12/15/39	1,900	1,901,513

Total Commercial Mortgage-Backed Securities (cost $120,867,923)			117,206,477
Corporate Bonds — 7.8%
Aerospace & Defense — 0.1%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,943,143
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27(a)	2,560	2,458,614
3.750%	02/01/50(a)	660	590,432
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,139	1,175,856
7.500%	03/15/25	780	784,119
7.875%	04/15/27(a)	2,025	1,983,223
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23(a)	400	394,676
			9,330,063
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	822	790,010
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	365	347,145
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	1,780	1,902,967
5.250%	05/04/25	830	871,069
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	5,001	4,103,306

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,110	$1,074,586
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)		565	556,299
4.625%	04/15/29		140	133,280
				9,778,662
Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,525	1,379,856
5.291%	12/08/46		4,225	4,101,609
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	180,282
2.979%	08/03/22		1,400	1,399,463
3.350%	11/01/22		500	501,355
3.370%	11/17/23		700	698,711
3.375%	11/13/25(a)		700	684,455
4.000%	11/13/30		200	188,206
4.375%	08/06/23		300	302,849
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420%
0.000%(c)	12/07/22	EUR	500	551,024
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	23,200
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23		1,605	1,620,451
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28		500	438,495
2.600%	09/28/22		100	99,887
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.522%	09/17/25		300	293,732
4.345%	09/17/27		2,400	2,366,443
4.810%	09/17/30		300	298,207
Volkswagen International Finance NV (Germany),
Gtd. Notes, 3 Month EURIBOR + 1.550%
1.034%(c)	11/16/24	EUR	500	568,828
				15,697,053
Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,175	622,634
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)		650	646,334
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	100	106,610
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27		1,100	$1,078,079
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)		950	875,435
				3,329,092
Banks — 3.0%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		400	408,422
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
0.971%(c)	05/25/22	EUR	3,000	3,323,243
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	1,300	1,406,381
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	500	521,790
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	09/24/23(oo)	EUR	400	457,434
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
1.125%(ff)	03/11/27	EUR	100	107,626
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25(a)		2,200	2,159,004
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		600	561,162
3.848%	04/12/23(a)		600	608,145
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		400	403,259
4.500%	09/24/24		5,100	5,190,983
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		1,700	1,711,931
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		930	937,234
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		4,145	3,935,779
Sr. Unsec’d. Notes
2.551%(ff)	02/04/28(a)		600	573,865
2.972%(ff)	02/04/33		600	562,765
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		1,790	1,563,250
2.496%(ff)	02/13/31		5,660	5,193,550
4.271%(ff)	07/23/29		730	753,906
Sub. Notes, MTN
4.450%	03/03/26		4,090	4,231,579
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.125%(ff)	12/15/25(a)(oo)		1,600	1,635,833

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 3 Month BBSW + 1.800%
1.955%(c)	06/15/23	AUD	1,500	$1,136,178
Sr. Unsec’d. Notes
4.375%	01/12/26		700	715,507
Sub. Notes
4.836%	05/09/28		1,090	1,113,780
5.088%(ff)	06/20/30		1,898	1,967,503
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27		900	826,071
1.904%(ff)	09/30/28		1,400	1,253,433
2.219%(ff)	06/09/26		2,360	2,242,551
2.591%(ff)	01/20/28		2,000	1,881,983
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27		600	552,903
2.277%(ff)	01/20/32(a)		500	439,335
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27		285	278,034
Sub. Notes, 144A, MTN
4.500%	03/15/25		1,075	1,088,255
4.875%	04/01/26		365	375,002
China Development Bank (China),
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	102,200	17,071,848
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,635	1,563,928
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.953%(c)	09/01/23		1,500	1,504,739
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		7,830	7,164,498
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		1,200	1,170,979
Sub. Notes
4.600%	03/09/26		745	773,215
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
1.826%(c)	09/26/23		1,400	1,408,995
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28		900	898,056
3.758%(ff)	04/06/33		300	299,267
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	07/29/22(oo)		900	901,917
Jr. Sub. Notes, 144A
6.250%(ff)	12/18/24(oo)		1,000	1,010,400
6.375%(ff)	08/21/26(oo)		200	197,689
7.500%(ff)	07/17/23(oo)		1,400	1,418,276
Sr. Unsec’d. Notes
3.750%	03/26/25		240	239,290
3.800%	06/09/23		1,650	1,665,761
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,150	1,081,342
4.194%(ff)	04/01/31		400	395,266
4.207%(ff)	06/12/24		1,728	1,744,130
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22		3,350	$3,382,857
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		2,400	2,349,067
3.035%(ff)	05/28/32		1,050	944,999
3.300%	11/16/22		3,400	3,423,266
3.547%(ff)	09/18/31(a)		1,425	1,343,909
3.961%(ff)	11/26/25		2,500	2,498,631
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26	EUR	1,100	1,244,355
Sub. Notes
3.729%(ff)	01/14/32		1,400	1,251,272
5.882%(ff)	07/08/31(a)		800	827,634
Development Bank of Mongolia LLC (Mongolia),
Sr. Unsec’d. Notes
7.250%	10/23/23		800	810,960
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		500	504,630
3.450%	07/27/26		390	388,667
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	333,916
Sr. Unsec’d. Notes, SOFR + 1.120%
1.334%(c)	02/24/28(a)		3,200	3,176,017
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32		2,680	2,434,231
3.615%(ff)	03/15/28(a)		1,900	1,900,089
3.750%	02/25/26		235	239,001
3.850%	01/26/27		1,905	1,927,319
4.223%(ff)	05/01/29		200	204,868
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(a)(oo)		900	852,857
Sr. Unsec’d. Notes
2.871%(ff)	11/22/32		4,200	3,823,593
3.803%(ff)	03/11/25		200	201,059
4.041%(ff)	03/13/28		200	200,806
4.583%(ff)	06/19/29		500	515,799
4.950%	03/31/30		300	320,963
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22		900	905,910
ING Groep NV (Netherlands),
Jr. Sub. Notes
3.875%(ff)	05/16/27(oo)		800	695,853
Jr. Sub. Notes, Series NC10
4.250%(ff)	05/16/31(oo)		200	169,415
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.962%(c)	10/02/23		1,600	1,609,245
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		575	571,355

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		475	$457,807
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)		565	534,789
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		2,780	2,555,565
2.580%(ff)	04/22/32		3,865	3,544,441
2.963%(ff)	01/25/33(a)		450	424,692
3.964%(ff)	11/15/48		930	950,960
4.005%(ff)	04/23/29		1,565	1,597,900
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo)	EUR	200	228,441
Sr. Unsec’d. Notes
3.574%(ff)	11/07/28(a)		900	880,125
Sub. Notes
4.650%	03/24/26		3,300	3,375,590
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24		3,500	3,427,219
3.922%(ff)	09/11/24		1,100	1,112,623
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.745%(c)	09/11/24		1,700	1,711,387
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		6,130	5,435,222
3.875%	01/27/26		910	927,269
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		820	742,527
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,495,780
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo)	GBP	1,500	1,943,629
6.000%(ff)	12/29/25(a)(oo)		1,300	1,329,595
8.000%(ff)	08/10/25(oo)		1,100	1,196,405
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
2.516%(c)	06/25/24		700	706,003
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24(a)		500	507,797
5.076%(ff)	01/27/30		2,800	2,981,227
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
0.500%	10/01/43	DKK	10,881	1,392,315
1.000%	10/01/53	DKK	26,796	3,436,792
1.000%	10/01/53	DKK	2,497	313,319
1.500%	10/01/50	DKK	—(r)	—
1.500%	10/01/50	DKK	—(r)	—
2.500%	10/01/47	DKK	1	138
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	102,710	13,089,794
1.500%	10/01/53	DKK	17,901	2,397,613
1.500%	10/01/53	DKK	11,858	1,563,315
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	85,176	11,049,193
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	06/24/22(oo)	GBP	200	$265,357
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		2,700	2,760,561
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23		1,000	50,000
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		400	363,384
2.797%(ff)	01/19/28		600	561,651
2.889%(ff)	06/09/32		700	626,817
3.337%(ff)	01/21/33		1,000	920,613
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		3,000	3,009,827
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23		2,300	2,278,144
1.822%(ff)	11/23/25		1,000	949,827
2.678%(ff)	06/29/32		500	440,010
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27(a)		400	388,909
UBS AG (Switzerland),
Sub. Notes
5.125%	05/15/24		1,300	1,328,708
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)		1,300	1,173,537
UniCredit SpA (Italy),
Jr. Sub. Notes
9.250%(ff)	06/03/22(oo)	EUR	800	896,063
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		555	514,428
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23(a)		6,200	6,579,033
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)		2,200	2,099,789
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		10,000	9,462,862
				235,658,807
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		1,085	1,317,595
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,075	1,033,149

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	$710,024
				1,743,173
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		1,750	1,945,678
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25		858	868,389
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	1,700	1,777,190
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		1,293	1,349,295
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,000	1,011,106
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	177,836
OCP SA (Morocco),
Sr. Unsec’d. Notes
5.125%	06/23/51		300	251,903
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,203,214
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		340	326,544
5.875%	03/27/24		325	329,608
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $375,000; purchased 07/19/19)(f)
10.500%	08/01/24		375	153,716
Sr. Sec’d. Notes, 144A (original cost $90,596; purchased 02/01/21)(f)
10.875%	08/01/24		92	94,075
				9,488,554
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		585	592,351
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		2,670	2,666,911
4.500%	02/15/45		625	640,751
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		1,030	1,010,791
Massachusetts Institute of Technology,
Unsec’d. Notes
4.678%	07/01/2114		254	295,033
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		848	$872,745
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		25	23,317
3.875%	02/15/31(a)		375	354,588
5.250%	01/15/30		1,100	1,134,135
				7,590,622
Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26		300	325,506
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22		1,000	1,004,532
				1,330,038
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital UK PLC,
Gtd. Notes, 144A
3.125%	03/24/25		900	897,396
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		700	647,101
3.000%	10/29/28		800	737,470
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27		6	5,338
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		500	491,124
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
0.750%	03/18/24		300	290,028
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		410	407,415
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		230	227,831
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	1	116
Covered Bonds, Series CCE
0.500%	10/01/43	DKK	3,537	452,899
1.000%	10/01/50	DKK	26,998	3,505,800
1.000%	10/01/50	DKK	27,229	3,472,637
1.000%	10/01/53	DKK	10,625	1,333,767
1.500%	10/01/53	DKK	3,087	413,838
1.500%	10/01/53	DKK	3,594	473,950

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400	$2,080
2.907%	12/23/08(d)		200	1,040
5.625%	01/24/13(d)		1,700	8,840
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22(a)		1,100	1,110,782
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		745	717,477
6.000%	01/15/27		225	229,222
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.329%	01/22/27		600	561,496
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.500%	10/01/53	DKK	12,800	1,688,709
1.500%	10/01/53	DKK	1,800	229,995
2.000%	10/01/53	DKK	1,800	241,969
Covered Bonds, Series CC2
0.500%	10/01/43	DKK	1,526	195,632
1.000%	10/01/50	DKK	33,432	4,342,933
1.000%	10/01/50	DKK	42,244	5,406,077
1.500%	10/01/53	DKK	5,877	787,319
2.500%	10/01/47	DKK	—(r)	39
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		400	362,112
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28		200	219,538
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	39,134	4,909,042
1.000%	10/01/53	DKK	2,878	369,151
Covered Bonds, Series 23S
1.500%	10/01/53	DKK	4,878	653,248
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	9	1,399
Covered Bonds, Series 27S
1.500%	10/01/53	DKK	2,098	276,670
Covered Bonds, Series 28S
2.000%	10/01/53	DKK	2,999	403,268
Covered Bonds, Series CCS
1.000%	10/01/50	DKK	31,247	4,052,802
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		1,100	1,102,544
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	15,573	3,003,926
				43,336,624
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 0.4%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30	1,800	$1,636,232
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	500	462,666
5.000%	02/01/31	925	842,445
5.125%	03/15/28	700	667,778
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	685	676,165
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	465,474
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46(a)	1,020	987,476
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	405	397,381
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,350,301
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	1,700	1,529,324
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	350	339,125
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25(a)	780	778,692
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	303,498
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	840	768,028
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	600	604,954
Unsec’d. Notes, 144A, GMTN
3.750%	02/22/32	800	768,380
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	700	716,067
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	550	559,102
Gtd. Notes, 144A
3.375%	02/15/29	100	89,066
3.625%	02/15/31	1,175	1,035,173
Oglethorpe Power Corp.,
First Mortgage
3.750%	08/01/50(a)	705	663,103

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		1,250	$1,243,428
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		100	89,906
2.950%	03/01/26		100	95,339
3.150%	01/01/26		100	96,344
3.450%	07/01/25		100	98,004
3.950%	12/01/47		100	82,858
4.000%	12/01/46		100	83,200
4.400%	03/01/32(a)		500	491,270
4.500%	07/01/40		100	91,391
4.550%	07/01/30		1,425	1,413,927
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43		910	1,018,228
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	102	98,961
4.875%	07/17/49		3,800	3,664,787
Sr. Unsec’d. Notes, 144A, MTN
5.250%	10/24/42		300	303,304
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		2,100	1,971,694
Southern California Edison Co.,
First Mortgage
0.700%	04/03/23		700	689,258
1.100%	04/01/24		200	193,278
First Mortgage, SOFR + 0.830%
1.100%(c)	04/01/24		300	300,255
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		375	365,050
8.000%(ff)	10/15/26(oo)		1,375	1,383,489
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		965	948,985
				30,363,386
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		500	494,122
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		234	209,758
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42		360	367,269
5.141%	03/15/52		330	337,833
5.391%	03/15/62		165	170,481
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		300	$298,170
				1,383,511
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		225	203,113
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,300	2,791,236
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	1,400,032
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.650%	03/15/23(a)		887	897,330
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		1,000	1,019,736
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		600	607,721
4.875%	10/01/49		1,010	1,064,854
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		300	280,192
4.375%	01/31/32		300	280,118
				8,544,332
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	698,742
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,080	2,083,367
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	347,680
				3,129,789
Healthcare-Products — 0.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		2,500	2,351,509
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,145	1,136,617
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	430	422,355
1.625%	10/15/50	EUR	395	378,505
2.250%	03/07/39	EUR	200	225,986

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		225	$208,115
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		150	139,559
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	488,375
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	550	545,559
1.875%	10/01/49	EUR	375	372,927
				6,269,507
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,410	1,808,936
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		2,460	2,505,246
5.125%	06/15/39		1,225	1,323,343
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		1,160	1,056,602
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.500%	03/30/25		1,650	1,666,239
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)		400	406,579
				8,766,945
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $976,956; purchased 02/11/20 - 03/03/20)(f)
4.875%	02/15/30		985	882,139
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	868,610
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		230	224,844
				1,975,593
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25		145	149,799
Insurance — 0.1%
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	725,104
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29		420	$429,103
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27		500	499,300
Doctors Co. An Interinsurance Exchange (The),
Sub. Notes, 144A
4.500%	01/18/32		200	190,325
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	1,224,278
GA Global Funding Trust,
Sec’d. Notes, 144A
2.250%	01/06/27		500	466,944
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700	786,670
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		3,600	3,817,667
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,699,485
				9,838,876
Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.625%	07/06/27		2,000	1,979,118
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
1.207%	01/19/26	EUR	1,100	1,120,927
3.257%	01/19/27		2,400	2,192,793
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50		1,250	975,673
3.975%	04/11/29		2,000	1,997,879
				8,266,390
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23		400	389,907
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		330	344,450
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		900	891,237
5.400%	08/08/28		1,100	1,083,082
				2,708,676

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	900	$820,334
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	750	610,159
3.950%	06/30/62	700	568,323
4.464%	07/23/22	5,700	5,721,713
5.050%	03/30/29	1,750	1,853,224
5.375%	05/01/47	300	306,679
6.384%	10/23/35	1,525	1,732,909
6.484%	10/23/45	955	1,088,450
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	690	581,440
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)	700	584,838
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	230	47,557
Sec’d. Notes, 144A
5.375%	08/15/26	300	114,957
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	53	53,180
5.300%	05/15/49	1,650	1,737,599
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28	300	284,658
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	700	682,170
3.600%	01/13/51	800	790,439
			17,578,629
Mining — 0.1%
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
2.375%	10/14/30(a)	1,200	1,062,678
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	550	636,495
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	451,331
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	560	690,060
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31(a)	4,000	4,012,195
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	250	318,852
			7,171,611
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.1%
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31(a)		5,450	$4,935,303
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	439,983
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	2,127,856
				2,567,839
Oil & Gas — 0.7%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26		415	458,792
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		325	333,631
9.000%	11/01/27		53	73,088
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		325	341,105
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		2,050	2,060,538
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29		1,268	1,316,244
5.400%	06/15/47		870	981,161
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)		75	75,772
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		500	577,678
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30(a)		440	462,941
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.500%	09/14/47		1,500	1,269,161
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		100	99,254
4.875%	03/30/26		37	35,893
5.375%	03/30/28		620	599,784
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		770	502,569
4.950%	03/23/27		2,000	820,000
5.150%	02/11/26		3,000	1,241,250
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,335	1,297,219
4.750%	04/19/27		200	191,572

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		250	$261,897
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,275	1,368,772
7.500%	05/01/31		1,200	1,466,266
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes
6.720%	12/01/22		70	68,604
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		1,818	407,881
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		31	6,851
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26		3,000	3,181,718
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60		1,000	886,047
5.625%	05/20/43		4,300	4,577,277
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)		1,295	1,294,309
6.625%	01/16/34	GBP	630	830,364
7.375%	01/17/27		160	178,427
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	366,757
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	300	307,551
6.350%	02/12/48		602	474,254
6.490%	01/23/27(a)		393	398,676
6.500%	03/13/27		500	507,607
6.500%	01/23/29(a)		600	595,229
6.700%	02/16/32		3,184	3,024,800
6.840%	01/23/30		200	198,729
7.690%	01/23/50		692	604,942
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	300	332,606
4.875%	02/21/28	EUR	730	768,135
Gtd. Notes, MTN
6.750%	09/21/47(a)		10,152	8,255,509
6.875%	08/04/26		140	146,380
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32		1,800	1,680,225
3.500%	04/21/30		300	305,724
4.800%	04/21/60		1,000	1,176,406
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		1,690	1,497,926
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		600	559,496
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
2.250%	07/12/31	400	$369,793
3.125%	07/12/41	1,025	937,481
3.300%	07/12/51	600	553,927
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24	605	631,870
Sr. Sec’d. Notes, 144A
9.250%	07/06/24	1,353	1,412,415
9.750%	01/06/27	1,307	1,441,985
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31	900	853,073
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70	1,000	849,463
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	225	190,646
			55,707,670
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.007%(s)	05/02/22(oo)	1,696	7,972
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	1,175	1,212,094
4.500%	05/14/35	1,625	1,747,392
4.550%	03/15/35	2,115	2,279,334
4.850%	06/15/44	165	182,988
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	469,446
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)	290	289,152
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	225	175,330
5.250%	01/30/30	125	98,408
5.250%	02/15/31	200	155,728
6.250%	02/15/29	500	413,069
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.836%(c)	12/15/23	700	705,188
Gtd. Notes, 144A
4.250%	12/15/25	500	509,121
4.375%	12/15/28	900	923,227
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	360	385,699
Cigna Corp.,
Sr. Unsec’d. Notes
3.400%	03/15/50	425	383,690
3.400%	03/15/51	1,705	1,541,170

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	1,250	$1,236,334
4.780%	03/25/38	90	98,250
5.125%	07/20/45	690	780,816
5.300%	12/05/43	510	589,583
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	600	593,113
Gtd. Notes, 144A
3.125%	01/15/23	600	602,627
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	190,560
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	500	481,783
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	670,459
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,355	1,339,613
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	830	719,522
4.000%	06/22/50	750	633,218
			19,406,914
Pipelines — 0.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,400	1,325,282
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,592,998
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	725	706,676
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	788,269
Sr. Unsec’d. Notes
5.000%	05/15/50	725	735,107
5.300%	04/15/47	270	276,905
6.125%	12/15/45	210	231,758
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	2,185,097
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	726	690,178
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	990	907,039
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	900	908,191
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,055	$875,352
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,856,078
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48	1,145	1,154,284
5.200%	03/01/47	105	113,192
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	1,000	936,709
3.400%	09/01/29	1,720	1,656,053
4.550%	07/15/28	300	309,101
4.950%	07/13/47	770	784,680
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43	2,010	1,793,974
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	3,800	4,021,999
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	375	395,298
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	70	68,085
4.125%	08/15/31	70	68,719
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	95	94,193
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	675	684,854
4.300%	03/04/24	2,275	2,324,022
4.850%	03/01/48	200	213,507
4.900%	01/15/45	287	300,003
			27,997,603
Real Estate — 0.0%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	900	905,318
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	610	611,985
			1,517,303
Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,530	1,534,719
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	700	720,945

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.300%	01/15/29		1,900	$1,997,646
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		870	824,757
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31		1,475	1,336,319
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	200,614
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,965	2,777,389
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		3,100	3,048,624
3.400%	01/15/28		2,175	2,170,893
				14,611,906
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31		530	452,311
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	926,077
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.250%	12/08/23	GBP	1,000	1,323,038
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		900	911,894
				3,613,320
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		3,500	3,521,199
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		600	608,372
Gtd. Notes, 144A
2.450%	02/15/31		600	533,486
2.600%	02/15/33		300	260,849
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		5,000	4,666,074
Marvell Technology, Inc.,
Gtd. Notes
1.650%	04/15/26(a)		900	837,182
				6,905,963
Software — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	600	667,338
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28		2,500	$2,289,164
2.875%	03/25/31		300	273,767
3.950%	03/25/51		100	87,524
4.100%	03/25/61		700	602,358
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	101,451
				4,021,602
Telecommunications — 0.3%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	3,900	3,909,902
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33		948	843,299
3.100%	02/01/43		200	172,531
3.300%	02/01/52		200	170,908
3.500%	06/01/41		2,895	2,665,796
3.550%	09/15/55		2,194	1,924,631
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		400	372,000
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		200	199,166
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	838,238
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		190	178,885
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)		1,000	963,944
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23		300	303,296
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)		900	1,042,141
8.750%	03/15/32		500	673,315
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31(a)		4,080	3,699,895
4.500%	04/15/50		900	914,001
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41		1,430	1,345,842
				20,217,790

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	300	$284,526
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	99	106,021
Sr. Sec’d. Notes, 144A
5.875%	07/05/34	3,554	3,816,771
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	04/06/71	845	837,661
			5,044,979
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	2,800	2,831,872
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	500	501,039
			3,332,911

Total Corporate Bonds (cost $661,764,837)			619,549,119
Municipal Bonds — 0.2%
California — 0.0%
Golden State Tobacco Securitization Corp.,
Revenue Bonds, Series A
1.958%	06/01/25	800	769,216
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	293,720
			1,062,936
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,747	2,380,100
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	600	767,298
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,440	2,487,207
			3,254,505
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,919,692
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	$4,469,438
			6,389,130
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,500	2,477,205
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,525	1,618,421
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	400	396,697

Total Municipal Bonds (cost $16,271,489)			17,578,994
Residential Mortgage-Backed Securities — 2.5%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
2.583%(cc)	09/25/35	35	32,717
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	4	3,822
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
2.181%(c)	11/25/35	7	6,090
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
1.641%(c)	11/25/35	7	5,958
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.141%(c)	12/25/35	93	83,965
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.141%(c)	02/25/36	8	7,115
Series 2005-81, Class A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
1.017%(c)	02/25/37	715	611,416
Series 2005-82, Class A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.997%(c)	02/25/36	1,604	1,334,340
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
0.997%(c)	08/25/35	1,235	800,379
Series 2006-02CB, Class A14
5.500%	03/25/36	18	10,498
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,068	434,508
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.837%(c)	09/25/46	30	29,459

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.629%(c)	02/20/47		1,062	$863,326
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.777%(c)	02/25/47		58	54,101
Series 2007-04CB, Class 1A35
6.000%	04/25/37		681	664,009
Series 2007-16CB, Class 5A1
6.250%	08/25/37		19	13,525
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
0.841%(c)	02/25/47		1,250	623,680
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		681	670,561
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
1.197%(c)	09/20/48	GBP	1,425	1,868,733
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.647%(c)	03/27/36		205	203,940
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.587%(c)	02/27/37		534	529,929
Banc of America Funding Trust,
Series 2006-08T02, Class A10
5.753%	10/25/36		11	10,626
Series 2006-J, Class 4A1
3.482%(cc)	01/20/47		265	256,628
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%
0.622%(c)	09/29/36		339	337,334
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
2.496%(cc)	06/25/35		9	8,385
Series 2005-H, Class 2A1
2.771%(cc)	09/25/35		6	6,161
Series 2005-H, Class 2A5
2.771%(cc)	09/25/35		76	73,488
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 08, Class A, 3 Month EURIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.000%(c)	10/25/37	EUR	126	138,296
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
0.000%(cc)	02/26/36		313	107,369
Series 2011-RR05, Class 12A2, 144A
4.792%	03/26/37		693	1,001,049
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
2.480%(cc)	08/25/33		2	1,883
Series 2003-09, Class 2A1
2.744%(cc)	02/25/34		17	16,582
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2004-02, Class 22A
2.442%(cc)	05/25/34	3	$3,182
Series 2004-10, Class 13A1
2.711%(cc)	01/25/35	21	21,471
Series 2004-10, Class 22A1
4.564%(cc)	01/25/35	11	11,586
Series 2005-01, Class 2A1
2.923%(cc)	03/25/35	13	12,977
Series 2005-04, Class 3A1
2.828%(cc)	08/25/35	117	114,802
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
2.874%(cc)	09/25/35	78	57,064
Series 2005-09, Class 24A1
2.829%(cc)	11/25/35	45	38,786
Series 2005-10, Class 24A1
2.591%(cc)	01/25/36	68	67,351
Series 2006-02, Class 23A1
3.322%(cc)	03/25/36	100	88,717
Series 2006-04, Class 21A1
2.694%(cc)	08/25/36	99	71,495
Series 2006-05, Class 2A2
3.292%(cc)	08/25/36	145	88,963
Series 2006-06, Class 32A1
2.880%(cc)	11/25/36	226	141,510
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.320% (Cap 10.500%, Floor 0.320%)
0.777%(c)	02/25/34	29	28,092
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
0.617%(c)	12/25/46	1,050	1,017,324
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
2.728%(cc)	01/26/36	420	360,273
Series 2007-R06, Class 2A1
2.340%(cc)	12/26/46	302	282,272
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.307%(c)	10/25/28	246	244,763
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	04/25/29	229	228,452
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.057%(c)	07/25/29	731	730,282
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.457%(c)	10/25/29	944	944,090
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.457%(c)	08/26/30	157	157,641
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	06/25/30	271	271,564

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.499%(c)	09/25/31	150	$145,781
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%
2.050%(c)	09/12/26^	1,911	1,910,823
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	08/29/22	3,071	3,053,440
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.153%(cc)	07/25/37	57	52,180
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.457%(c)	02/25/49	260	259,852
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
2.329%(cc)	03/25/34	12	12,276
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
2.470%(c)	10/25/35	184	184,059
Series 2011-12, Class 3A2, 144A
2.887%(cc)	09/25/47	253	241,046
Series 2021-INV02, Class A3A, 144A
2.500%(cc)	05/25/51	1,121	1,038,381
Series 2022-INV01, Class A3B, 144A
3.000%(cc)	11/27/51	2,361	2,239,569
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	13	12,762
Series 2005-10, Class 1A2A
3.016%(cc)	12/25/35	27	18,090
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	06/25/39	13	13,459
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	10/25/39	16	15,581
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.507%(c)	01/25/40	444	443,272
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
3.199%(c)	10/25/41	620	570,446
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
1.649%(c)	10/25/41	170	164,233
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
6.349%(c)	03/25/42	195	199,609
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.095%(cc)	08/25/34	4	3,596
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2004-22, Class A3
2.696%(cc)	11/25/34		279	$277,510
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.640%)
1.097%(c)	03/25/35		216	188,203
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.057%(c)	05/25/35		304	251,681
Series 2005-HYB06, Class 5A1
2.178%(cc)	10/20/35		2	2,367
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)
1.991%(c)	02/20/36		127	126,052
Series 2007-18, Class 1A1
6.000%	11/25/37		79	54,037
Credit Suisse Mortgage Capital Certificates,
Series 2021-INV01, Class A3, 144A
2.500%(cc)	07/25/56		734	679,797
Series 2021-INV02, Class A3, 144A
3.000%(cc)	11/25/56		2,723	2,585,574
Credit Suisse Mortgage Trust,
Series 2010-18R, Class 4A4, 144A
2.508%(cc)	04/26/38		172	172,333
Credit Suisse Mortgage-Backed Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37		164	62,286
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.300% (Cap 10.500%, Floor 0.300%)
0.757%(c)	03/25/37		689	692,563
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
0.557%(c)	10/25/36		4	3,098
Series 2006-AB04, Class A6A2
6.386%	10/25/36		27	26,032
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.157%(c)	11/25/28		516	515,211
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.257%(c)	04/25/29		181	179,342
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	10/25/33		435	433,933
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.799%(c)	10/25/33		670	673,250
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
1.237%(c)	06/15/40	GBP	664	819,305

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
1.145%(c)	12/10/44	GBP	97	$127,651
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.972%(c)	06/13/45	GBP	280	365,612
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.972%(c)	06/13/45	GBP	93	121,705
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.857%(c)	05/25/30		342	346,432
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		35	37,039
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.247%(c)	12/25/36		17	17,176
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
0.757%(c)	12/25/45		854	853,262
Series 2018-16, Class MB
3.500%	07/25/46		1,370	1,349,530
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.099%(c)	11/25/50		370	360,743
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
3.749%(c)	11/25/41		480	454,427
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.307%(c)	02/25/50		599	597,723
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.557%(c)	06/25/50		156	161,062
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.457%(c)	08/25/50		1,280	1,344,187
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
4.207%(c)	08/25/50		94	93,586
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.557%(c)	03/25/50		43	43,392
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
4.057%(c)	07/25/50		217	217,472
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50		255	260,742
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.607%(c)	09/25/50		32	$31,785
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.599%(c)	10/25/33		655	612,836
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.149%(c)	01/25/34		390	363,597
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.749%(c)	01/25/34		250	245,942
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.499%(c)	10/25/41		660	608,892
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/33		250	212,476
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.449%(c)	09/25/41		340	303,381
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	09/25/41		690	647,201
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
3.849%(c)	12/25/41		180	161,783
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
2.449%(c)	12/25/41		400	375,944
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
1.949%(c)	01/25/42		820	772,896
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	01/25/49		88	88,893
Fingal Securities RMBS DAC (Ireland),
Series 1, Class A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
0.446%(c)	07/28/55	EUR	1,162	1,288,795
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
2.771%(cc)	03/25/35		179	127,045
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
2.847%(cc)	05/25/37		118	60,059
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		50	55,290
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		154	163,128
Series 4289, Class WZ
3.000%	01/15/44		808	800,274
Series 4768, Class VB
3.500%	06/15/38		4	4,171

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.456%(c)	07/15/44		448	$445,857
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.847%(c)	09/15/42		209	208,041
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
0.756%(c)	01/20/64		894	893,662
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.606%(c)	07/20/64		1,256	1,252,943
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.786%(c)	08/20/61		6	5,766
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.106%(c)	01/20/66		1,498	1,511,747
Series 2017-121, Class PE
3.000%	07/20/46		21	21,381
Series 2017-133, Class EC
3.000%	05/20/47		12	12,103
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.029%(c)	04/20/67		4,392	4,372,726
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
0.382%(c)	08/20/68		839	820,152
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
0.386%(c)	06/18/38	GBP	17	21,979
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
1.100%(c)	03/18/39	GBP	28	36,562
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
2.522%(cc)	10/25/33		75	75,955
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.480% (Cap 10.500%, Floor 0.480%)
0.937%(c)	08/25/45		667	558,179
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ02, Class A4, 144A
2.500%(cc)	06/25/52		1,891	1,742,736
GS Mortgage-Backed Securities Trust,
Series 2021-GR02, Class A2, 144A
2.500%(cc)	02/25/52		938	868,869
Series 2021-GR03, Class A2, 144A
2.500%(cc)	04/25/52		675	621,935
Series 2021-INV01, Class A2, 144A
2.500%(cc)	12/25/51		1,596	1,478,935
Series 2022-GR02, Class A2, 144A
3.000%(cc)	08/26/52		2,300	2,191,109
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-MM01, Class A2, 144A
2.500%(cc)	07/25/52		1,460	$1,344,693
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	01/26/37		74	74,132
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate CMT + 1.750% (Cap N/A, Floor 1.750%)
2.880%(c)	03/25/33		1	1,314
Series 2005-AR01, Class 1A1
2.568%(cc)	01/25/35		4	3,416
Series 2005-AR02, Class 2A1
2.652%(cc)	04/25/35		59	57,285
Series 2005-AR03, Class 6A1
2.946%(cc)	05/25/35		89	82,509
Series 2006-AR01, Class 2A1
2.871%(cc)	01/25/36		36	36,534
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
2.169%(cc)	04/19/34		27	25,688
Series 2005-04, Class 3A1
2.665%(cc)	07/19/35		15	12,172
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.680% (Cap 11.000%, Floor 0.680%)
1.129%(c)	06/20/35		916	893,555
Series 2005-09, Class B1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.349%(c)	06/20/35		509	494,867
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 11.000%, Floor 0.620%)
1.069%(c)	11/19/35		260	221,418
Hawksmoor Mortgage Funding PLC (United Kingdom),
Series 2019-01X, Class A, SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.240%(c)	05/25/53	GBP	1,433	1,883,659
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.240%(c)	05/25/53	GBP	4,707	6,189,166
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.057%(c)	10/25/28		65	64,996
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29		163	162,680
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
1.699%(c)	01/25/34		355	348,593
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	01/25/34		585	551,442
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.660%)
1.117%(c)	10/25/35		11	10,493

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65	423	$420,542
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.320% (Cap 11.500%, Floor 0.320%)
0.777%(c)	03/25/37	117	116,254
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
2.914%(cc)	11/25/35	3	2,656
Series 2007-AR01, Class 1A2
3.020%(cc)	03/25/37	365	330,480
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.297%(c)	05/25/34	301	290,063
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.480%)
0.937%(c)	07/25/35	1,443	1,394,831
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 10.500%, Floor 0.620%)
1.077%(c)	10/25/36	837	477,648
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.837%(c)	09/25/46	135	126,292
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
1.844%(cc)	11/25/33	2	2,274
Series 2005-A02, Class 7CB1
2.585%(cc)	04/25/35	2	2,056
Series 2005-A06, Class 2A1
2.547%(cc)	08/25/35	8	8,393
Series 2005-ALT01, Class 3A1
2.434%(cc)	10/25/35	35	29,408
Series 2006-A01, Class 3A2
2.681%(cc)	02/25/36	13	10,486
Series 2006-A07, Class 2A2
3.114%(cc)	01/25/37	397	367,841
Series 2007-A01, Class 1A1
2.598%(cc)	07/25/35	7	7,200
Series 2007-S03, Class 1A90
7.000%	08/25/37	150	99,467
Series 2021-01, Class A3, 144A
2.500%(cc)	06/25/51	1,316	1,210,565
Series 2021-INV04, Class A2, 144A
3.000%(cc)	01/25/52	4,292	4,077,060
Series 2021-INV05, Class A2, 144A
3.000%(cc)	12/25/51	1,881	1,787,944
Series 2021-INV08, Class A2, 144A
3.000%(cc)	05/25/52	6,458	6,136,270
Series 2022-INV01, Class A3, 144A
3.000%(cc)	03/25/52	3,736	3,548,951
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	678	676,680
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		3,872	$3,869,153
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59		152	152,214
Series 2020-SL01, Class A, 144A
2.734%	01/25/60		465	462,391
Lehman XS Trust,
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.637%(c)	07/25/37		804	747,579
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.000%(c)	01/01/61	EUR	2,432	2,527,475
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.687%(c)	12/15/49	GBP	1,117	1,442,095
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
1.640%(cc)	12/25/33		12	12,023
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
1.811%(cc)	02/25/33		19	17,502
Series 2005-A08, Class M1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
1.147%(c)	08/25/36		2,400	2,370,464
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
1.992%(cc)	06/25/36		33	34,143
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		186	189,879
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.207%(c)	01/25/48		246	244,373
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		4,161	4,068,091
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,537	1,508,138
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB, 3 Month EURIBOR + 0.230% (Cap N/A, Floor 0.000%)
0.000%(c)	12/01/50	EUR	394	428,766
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
1.026%(c)	12/01/50	GBP	2,317	2,931,002
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.098%(c)	12/15/50	EUR	1,454	1,548,465
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.037%(c)	12/15/50	GBP	745	948,343
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.287%(c)	12/15/50	GBP	186	235,408

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.007%(c)	07/25/28	136	$136,147
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.857%(c)	07/25/29	46	45,870
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.999%(c)	04/25/34	600	575,338
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.107%(c)	06/25/57	71	70,438
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
4.260%(c)	12/25/22	2,014	2,009,394
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	02/25/23	420	418,189
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	08/25/25	1,000	990,130
Radnor Re Ltd. (Bermuda),
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	01/25/30	200	194,812
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
0.651%(c)	11/25/34	559	524,615
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.797%(c)	01/25/36	682	677,631
Residential Accredit Loans Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35	43	40,911
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.817%(c)	06/25/46	469	125,309
Series 2006-QS06, Class 1A1
6.000%	06/25/36	422	398,875
Series 2007-QH08, Class A
1.016%(cc)	10/25/37	338	327,600
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.607%(c)	02/25/47	1,205	529,856
Series 2007-QS03, Class A3
6.250%	02/25/37	1,643	1,526,558
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.907%(c)	04/25/35		163	$95,304
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.547%(c)	06/20/70	GBP	3,562	4,700,296
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.139%(c)	12/05/59		114	113,397
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.219%(c)	09/05/57		421	421,961
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
1.197%(c)	12/15/43	GBP	1,021	1,261,862
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220% (Cap N/A, Floor 0.000%)
1.257%(c)	12/15/43	GBP	494	616,132
RFMSI Trust,
Series 2005-SA04, Class 1A21
3.023%(cc)	09/25/35		145	103,778
Series 2006-SA01, Class 2A1
4.750%(cc)	02/25/36		21	18,755
Ripon Mortgages PLC (United Kingdom),
Series 1RA, Class A, 144A, SONIA + 0.700%
0.822%(c)	08/28/56	GBP	6,100	7,982,903
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
1.172%(c)	06/12/44	GBP	1,513	1,912,554
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.849%(c)	07/20/36		35	31,782
Stratton Mortgage Funding (United Kingdom),
Series 2021-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.992%(c)	07/20/60	GBP	2,999	3,934,743
Stratton Mortgage Funding PLC (United Kingdom),
Series 2019-01, Class A, SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.390%(c)	05/25/51	GBP	1,204	1,583,939
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
2.459%(cc)	02/25/34		36	35,909
Series 2004-18, Class 3A1
2.445%(cc)	12/25/34		1,214	1,205,263
Series 2005-01, Class 2A
2.488%(cc)	02/25/35		961	959,458
Series 2005-18, Class 6A1
2.841%(cc)	09/25/35		75	71,513

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)
1.109%(c)	10/19/34		3	$3,191
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.949%(c)	07/19/35		38	36,231
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
0.897%(c)	05/25/36		74	68,032
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.577%(c)	08/25/36		1,374	1,292,673
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
0.677%(c)	09/25/47		238	215,404
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.737%(c)	01/25/36		387	370,253
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.747%(c)	10/25/36		776	712,560
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
6.470%	09/25/36		284	13,937
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
3.261%(c)	06/25/47		31	30,579
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.992%(c)	07/20/45	GBP	5,841	7,675,946
Series 2019-V2A, Class A, 144A, SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.374%(c)	02/20/54	GBP	1,166	1,533,588
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, SONIA + 1.144% (Cap N/A, Floor 0.000%)
1.236%(c)	10/20/51	GBP	3,154	4,159,574
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		5,732	5,627,923
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.457%(c)	05/25/58		1,792	1,792,309
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		1,396	1,364,515
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60		1,532	1,456,437
UWM Mortgage Trust,
Series 2021-INV04, Class A3, 144A
2.500%(cc)	12/25/51		1,860	1,718,989
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.587%(cc)	03/20/37	14	$12,737
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.341%(c)	11/25/42	1	525
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.907%(c)	04/25/35	337	277,070
Series 2005-AR10, Class 3A1
2.019%(cc)	08/25/35	1	936
Series 2005-AR14, Class 1A2
2.849%(cc)	12/25/35	1,677	1,685,307
Series 2005-AR16, Class 1A3
2.671%(cc)	12/25/35	178	179,141
Series 2006-01, Class 2CB2
7.000%	02/25/36	964	896,457
Series 2006-AR02, Class 2A1
3.218%(cc)	03/25/36	105	104,549
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
1.081%(c)	07/25/46	27	17,669
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
1.121%(c)	06/25/46	18	17,928
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.723%(c)	07/25/46	140	134,506
Series 2006-AR10, Class 1A2
2.890%(cc)	09/25/36	22	21,613
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.723%(c)	10/25/46	10	9,858
Series 2006-AR14, Class 1A3
2.567%(cc)	11/25/36	1,609	1,559,749
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.723%(c)	11/25/46	42	40,738
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
0.871%(c)	01/25/47	56	54,732
Series 2007-HY01, Class 3A3
3.110%(cc)	02/25/37	2,159	2,115,037
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
0.891%(c)	02/25/47	303	294,164
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
0.911%(c)	04/25/47	2,214	2,010,505
ZH Trust,
Series 2021-01, Class A, 144A
2.253%	02/18/27	270	265,802

Total Residential Mortgage-Backed Securities (cost $198,361,192)			193,662,187

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 4.6%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes
4.400%	03/09/23		1,000	$974,910
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49		1,000	918,287
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		1,000	1,047,440
Sr. Unsec’d. Notes, EMTN
3.875%	04/16/50		4,600	4,818,225
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
40.178%(c)	10/04/22	ARS	27	50
Argentina Treasury Bond BONCER (Argentina),
Bonds, Series CER
1.450%	08/13/23	ARS	1,148	11,849
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		6,930	2,321,550
2.500%(cc)	07/09/41		8,170	2,897,508
Australia Government Bond (Australia),
Bonds, Series 155
2.500%	05/21/30	AUD	1,700	1,250,012
Bonds, Series 163
1.000%	11/21/31	AUD	1,700	1,082,055
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,800	976,365
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	3,120	3,392,163
Sr. Unsec’d. Notes, Series 27CI
0.750%	11/21/27	AUD	7,800	6,608,851
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	533,550
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30(a)		465	426,587
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
39.551%(c)	04/03/22	ARS	9,899	51,913
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		657	664,920
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		450	440,753
Canadian Government Bond (Canada),
Bonds
2.000%	12/01/51	CAD	800	588,416
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	1,985	1,941,288
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.750%	01/31/27		3,000	2,938,036
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.500%	01/31/34		400	$396,073
4.000%	01/31/52		1,200	1,185,681
China Government Bond (China),
Bonds, Series INBK
3.530%	10/18/51	CNH	13,900	2,212,828
3.720%	04/12/51	CNH	11,100	1,844,909
Unsec’d. Notes, Series INBK
3.810%	09/14/50	CNH	22,800	3,834,890
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		1,800	1,623,776
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, Series I/L
0.100%	04/15/23(v)	EUR	912	1,073,198
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.400%	06/05/49		2,000	1,879,657
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		200	174,439
5.500%	02/22/29		7,335	7,268,971
5.875%	01/30/60		1,000	854,153
5.950%	01/25/27		100	102,799
6.000%	07/19/28		500	508,560
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40		748	430,024
1.000%(cc)	07/31/35		1,781	1,165,806
5.000%(cc)	07/31/30		416	346,825
6.608%(s)	07/31/30		223	124,359
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	275	280,607
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	2,700	2,510,360
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	1,970,259
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		1,300	637,399
French Republic Government Bond OAT (France),
Bonds
0.750%	05/25/52(v)	EUR	9,500	8,833,699
Bonds, 144A
0.500%	05/25/72(v)	EUR	800	562,501
Bonds, Series OATe
0.250%	07/25/24	EUR	9,170	11,198,882
Bonds, Series OATe, 144A
0.100%	03/01/26	EUR	6,295	7,797,774
0.100%	07/25/31	EUR	1,892	2,477,190
Bonds, Series OATi, 144A
2.100%	07/25/23	EUR	4,008	4,846,335
Unsec’d. Notes, 144A
1.500%	05/25/50(v)	EUR	500	570,029
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		2,800	2,022,034

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		200	$203,446
4.875%	02/13/28		2,400	2,458,262
5.750%	06/06/22		4,000	4,021,076
6.125%	06/01/50		500	523,789
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	429,506
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
3.125%	09/21/51		380	319,785
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	340	327,376
1.450%	09/18/26	EUR	330	358,285
3.375%	07/30/25	EUR	1,625	1,896,527
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	875	1,047,731
4.750%	07/18/47		700	749,620
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	5,400	1,714,451
Bonds, Series 0722
0.750%	07/31/22	ILS	1,000	313,988
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50(a)		700	722,557
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
1.450%	11/15/24	EUR	800	901,458
Sr. Unsec’d. Notes, 144A
2.150%	03/01/72	EUR	1,000	944,813
Sr. Unsec’d. Notes, Series CPI, 144A
0.100%	05/15/33	EUR	5,731	6,598,426
0.400%	05/15/30	EUR	7,778	9,336,185
2.350%	09/15/24(v)	EUR	8,629	10,918,419
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	21,842	26,274,471
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,400	1,363,479
6.375%	03/03/28		400	408,084
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,500	1,460,870
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,400	1,616,464
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	1,517,365
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	600	132,376
Bonds, Series 0419
3.828%	07/05/34	MYR	4,500	1,027,377
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Malaysia Government Investment Issue (Malaysia),
Bonds, Series 0121
3.447%	07/15/36	MYR	10,400	$2,255,405
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	523,775
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	04/19/71		200	159,715
4.280%	08/14/41		500	466,924
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		4,700	4,781,640
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.000%	12/15/50		1,600	1,282,355
New Zealand Government Bond (New Zealand),
Bonds, Series 0531
1.500%	05/15/31	NZD	1,300	778,435
New Zealand Government Inflation Linked Bond (New Zealand),
Bonds, Series 0925
2.000%	09/20/25	NZD	5,200	4,441,002
Bonds, Series 0935
2.500%	09/20/35	NZD	1,700	1,559,824
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		1,000	1,002,856
7.625%	11/21/25		2,000	2,078,450
7.875%	02/16/32		1,000	948,228
8.747%	01/21/31		1,000	1,009,226
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,300	1,233,358
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	2,000	1,341,643
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		5,500	5,669,502
6.250%	01/25/31		900	953,842
Sr. Unsec’d. Notes, 144A
7.000%	01/25/51		1,000	1,026,817
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		2,800	2,748,324
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,400	1,468,920
5.400%	03/30/50		1,100	1,110,032
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32	PEN	6,200	1,627,517
Peruvian Government International Bond (Peru),
Bonds
8.200%	08/12/26	PEN	4,100	1,205,152
Sr. Unsec’d. Notes
2.780%	12/01/60		300	235,502
3.000%	01/15/34		3,100	2,907,554
5.940%	02/12/29	PEN	10,300	2,716,957

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.940%	02/12/29	PEN	4,900	$1,292,533
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	26,800	7,069,364
6.150%	08/12/32	PEN	1,900	498,755
6.350%	08/12/28	PEN	3,900	1,057,753
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41		1,300	1,262,360
9.500%	02/02/30		1,000	1,418,124
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.375%	03/14/24		900	913,551
3.875%	04/23/23		700	712,494
4.400%	04/16/50		6,200	6,963,208
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,061,788
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	189,042
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	3,340	5,152,939
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,725	4,230,444
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,141,499
4.850%	09/27/27		900	903,353
4.850%	09/30/29		200	195,504
5.750%	09/30/49		2,000	1,748,833
5.875%	09/16/25(a)		4,900	5,182,441
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	2,000	2,073,566
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	500	459,511
2.124%	07/16/31	EUR	3,300	3,120,484
Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	100	88,951
2.625%	12/02/40	EUR	300	252,920
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	720	681,539
1.750%	07/13/30	EUR	800	748,502
2.875%	04/13/42	EUR	1,100	931,689
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31	RUB	70,400	25,994
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
2.650%	05/27/36	EUR	1,100	194,700
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		1,000	1,031,226
4.500%	10/26/46		8,000	8,427,225
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	102	96,027
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.125%	05/15/27	EUR	851	$916,845
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,300	1,128,781
2.125%	12/01/30		225	189,489
3.125%	05/15/27	EUR	600	646,424
Sr. Unsec’d. Notes, 144A, MTN
1.000%	09/23/28	EUR	2,700	2,521,238
Singapore Government Bond (Singapore),
Bonds
1.625%	07/01/31	SGD	14,000	9,722,297
2.250%	08/01/36	SGD	300	214,347
2.750%	03/01/46	SGD	100	74,993
2.875%	07/01/29	SGD	2,200	1,679,296
2.875%	09/01/30	SGD	7,100	5,442,016
Sr. Unsec’d. Notes
1.875%	03/01/50	SGD	100	63,452
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.450%	10/31/71(v)	EUR	1,000	810,534
3.450%	07/30/66(v)	EUR	3,400	4,922,651
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	311,092
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		2,200	2,206,514
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24		700	699,381
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		3,400	3,170,425
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	1,500	1,226,519
Tunisian Republic (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	200	151,359
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.750%	01/26/26(a)		1,300	1,196,829
5.750%	05/11/47(a)		3,000	2,236,961
6.000%	01/14/41		2,300	1,799,511
7.250%	12/23/23		800	815,104
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	1,000	453,563
7.375%	09/25/32		1,600	660,000
7.750%	09/01/22		1,015	603,925
7.750%	09/01/23		6,100	3,050,000
8.994%	02/01/24		200	88,000
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,020	462,634
7.750%	09/01/22(a)		855	508,725
8.994%	02/01/24		200	88,000
9.750%	11/01/28		200	84,000

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	2,800	$2,764,764
1.750%	01/22/49	GBP	1,200	1,569,731
Unsec’d. Notes
1.500%	07/31/53	GBP	1,000	1,244,461
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.125%	03/22/24	GBP	5,897	8,531,492
1.250%	11/22/27	GBP	3,814	6,425,899
1.875%	11/22/22	GBP	2,163	3,048,732
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		300	351,538
5.100%	06/18/50(a)		1,900	2,251,592
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	70,951

Total Sovereign Bonds (cost $391,743,547)				362,268,270
U.S. Government Agency Obligations — 1.6%
Federal Home Loan Mortgage Corp.
2.000%	03/01/52		400	371,761
2.000%	03/01/52		704	654,755
2.500%	02/01/51		769	734,605
6.250%	07/15/32		820	1,087,394
6.750%	03/15/31		600	797,650
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
2.000%(c)	03/01/35		3	2,703
Federal National Mortgage Assoc.
2.000%	02/01/52		297	276,464
2.000%	02/01/52		598	555,381
2.000%	03/01/52		200	185,761
2.000%	03/01/52		803	745,921
2.000%	03/01/52		1,300	1,208,225
3.000%	TBA		6,000	5,868,750
3.000%	TBA		6,500	6,342,943
3.000%	10/01/49		1,946	1,913,071
3.000%	05/01/51		1,226	1,203,848
3.500%	TBA		57,000	56,901,380
3.500%	10/01/34		264	271,070
3.500%	05/01/49		315	320,572
3.500%	02/01/50		550	553,457
3.500%	01/01/59		1,275	1,288,030
4.000%	TBA		44,200	44,943,827
6.625%	11/15/30		695	911,324
7.125%	01/15/30		765	1,010,008
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.581%, Floor 1.200%)
1.304%(c)	11/01/42		10	9,712
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.491%, Floor 1.200%)
1.304%(c)	03/01/44		15	15,356
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Government National Mortgage Assoc.
4.000%	02/20/49	279	$286,569

Total U.S. Government Agency Obligations (cost $130,257,431)			128,460,537
U.S. Treasury Obligations — 14.5%
U.S. Treasury Bonds
1.375%	11/15/40(h)	3,100	2,533,766
1.625%	11/15/50(h)	1,900	1,558,594
1.875%	02/15/41	7,900	7,029,766
2.000%	11/15/41	710	642,328
2.250%	05/15/41(k)	27,115	25,585,545
2.375%	02/15/42	7,505	7,242,325
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22(h)	95	95,132
0.125%	07/15/24	35,877	37,568,666
0.125%	10/15/24	17,862	18,650,307
0.125%	04/15/25	38,967	40,632,190
0.125%	10/15/25(h)(k)	1,842	1,927,504
0.125%	04/15/26	16,767	17,484,259
0.125%	07/15/26	23,980	25,133,502
0.125%	10/15/26(k)	44,653	46,805,747
0.125%	01/15/30	8,141	8,569,232
0.125%	07/15/30	14,913	15,800,252
0.125%	01/15/31	16,838	17,817,893
0.125%	07/15/31	78,957	83,928,753
0.125%	01/15/32	29,616	31,485,412
0.125%	02/15/51	8,531	8,743,681
0.125%	02/15/52	3,737	3,877,344
0.250%	01/15/25	8,072	8,451,109
0.250%	07/15/29	19,345	20,595,085
0.250%	02/15/50	6,408	6,732,135
0.375%	07/15/23	34,628	36,292,725
0.375%	07/15/25(h)(k)	29,079	30,705,366
0.375%	01/15/27	25,059	26,478,367
0.375%	07/15/27	39,836	42,277,750
0.500%	04/15/24	32,550	34,140,212
0.500%	01/15/28(k)	66,002	70,354,997
0.625%	04/15/23(k)	10,198	10,618,273
0.625%	01/15/24	36,991	38,838,588
0.625%	01/15/26	14,554	15,478,770
0.625%	02/15/43	15,139	16,872,307
0.750%	07/15/28	27,710	30,237,252
0.750%	02/15/42	16,362	18,661,505
0.750%	02/15/45	26,457	30,295,534
0.875%	01/15/29	30,804	33,906,588
0.875%	02/15/47(h)	4,076	4,869,127
1.000%	02/15/46	17,324	21,071,962
1.375%	02/15/44	18,517	23,714,326
2.000%	01/15/26	6,471	7,229,177
2.125%	02/15/40	8,156	11,481,213
2.125%	02/15/41	17,730	25,052,583
2.500%	01/15/29(k)	14,275	17,332,345
3.375%	04/15/32(h)	963	1,354,555
3.875%	04/15/29(h)(k)	8,192	10,814,640
U.S. Treasury Notes
0.750%	01/31/28	47,000	42,626,796

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.125%	02/28/27(a)	111,500	$104,618,359
1.875%	02/28/29	665	642,037
U.S. Treasury Strips Coupon
1.185%(s)	08/15/40	3,795	2,331,701
2.049%(s)	02/15/39	505	325,784
2.056%(s)	11/15/38	525	343,034
2.387%(s)	05/15/43	1,995	1,111,277
2.392%(s)	11/15/43	972	536,119
2.419%(s)	05/15/44	3,460	1,882,456
2.421%(s)	11/15/40	375	227,344

Total U.S. Treasury Obligations (cost $1,172,917,817)			1,151,613,596

Total Long-Term Investments (cost $6,481,847,710)			7,206,817,363

	Shares
Short-Term Investments — 22.9%
Affiliated Mutual Funds — 19.4%
PGIM Core Ultra Short Bond Fund(wd)	1,111,393,244	1,111,393,244
PGIM Institutional Money Market Fund (cost $422,171,156; includes $422,077,000 of cash collateral for securities on loan)(b)(wd)	422,545,913	422,165,622

Total Affiliated Mutual Funds (cost $1,533,564,400)		1,533,558,866

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligations(n) — 0.0%
Bank of Israel Bills - Makam, Series 0412
0.011%	04/06/22	ILS	1,500	470,010
Bank of Israel Bills - Makam, Series 0622
0.006%	06/08/22	ILS	5,300	1,660,869
Bank of Israel Bills - Makam, Series 0812
(0.005)%	08/03/22	ILS	2,900	908,414
Bank of Israel Bills - Makam, Series 1112
0.000%	11/02/22	ILS	2,900	907,415

Total Foreign Treasury Obligations (cost $3,914,083)					3,946,708

Repurchase Agreements — 1.9%
Deutsche Bank AG 0.260%, dated 03/31/22, due 04/01/22 in the amount of $33,500,242, collateralized by a U.S. Treasury Obligation (coupon rate 3.000%, maturity date 05/15/47) with the aggregate value, including accrued interest, of $33,761,381)	33,500	33,500,000
	PrincipalAmount (000)#	Value
Repurchase Agreements (continued)
JPMorgan Chase Bank, N.A. 0.280%, dated 03/31/22, due 04/04/22 in the amount of $2,700,084, collateralized by a U.S. Treasury Obligation (coupon rate 0.130%, maturity date 07/15/22) with the aggregate value, including accrued interest, of $2,757,182)	2,700	$2,700,000
JPMorgan Chase Bank, N.A. 0.280%, dated 03/31/22, due 04/04/22 in the amount of $114,303,556, collateralized by a U.S. Treasury Obligation (coupon rate 1.750%, maturity date 12/31/24) with the aggregate value, including accrued interest, of $67,036,710)	114,300	114,300,000

Total Repurchase Agreements (cost $150,499,090)		150,500,000

Interest Rate	Maturity Date
U.S. Treasury Obligations(n) — 0.7%
U.S. Treasury Bills
0.053%	04/14/22(h)(k)	781	780,960
0.300%	05/26/22(h)	677	676,703
0.390%	06/16/22(k)	58,800	58,747,745
0.481%	06/23/22(h)	100	99,894

Total U.S. Treasury Obligations (cost $60,309,152)				60,305,302

Options Purchased*~ — 0.9%
(cost $70,176,781)	68,652,653

Total Short-Term Investments (cost $1,818,463,506)	1,816,963,529

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—113.9% (cost $8,300,311,216)	9,023,780,892

Options Written*~ — (0.1)%
(premiums received $4,392,631)	(10,397,531)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—113.8% (cost $8,295,918,585)	9,013,383,361

Liabilities in excess of other assets(z) — (13.8)%	(1,095,912,969)

Net Assets — 100.0%	$7,917,470,392

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KLCI	Kuala Lumpur Composite Index
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
WTI	West Texas Intermediate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,909,643 and 0.0% of net assets.
A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $410,213,040; cash collateral of $422,077,000 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,442,552. The aggregate value of $1,131,165 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/13/22	(143,600)		$(133,295,578)
Federal National Mortgage Assoc.	2.000%	TBA	04/18/22	(12,100)		(11,751,652)
Federal National Mortgage Assoc.	2.500%	TBA	04/13/22	(40,800)		(38,925,750)
Federal National Mortgage Assoc.	3.000%	TBA	04/13/22	(2,300)		(2,249,688)
Federal National Mortgage Assoc.	3.000%	TBA	05/12/22	(1,661)		(1,620,914)
Federal National Mortgage Assoc.	3.000%	TBA	06/13/22	(14,839)		(14,457,141)
Federal National Mortgage Assoc.	3.500%	TBA	04/18/22	(800)		(816,000)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $208,912,933)						$(203,116,723)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2 Year Euro Schatz	Call	05/27/22	115.20		700	EUR	700	$3,872
5 Year Euro-Bobl	Call	05/20/22	150.00		435	EUR	435	2,406
10 Year Euro-Bund Futures	Call	05/20/22	200.00		240	EUR	240	2,655
10 Year U.K. Gilt	Call	05/27/22	185.00		183	GBP	183	—
10 Year Euro-OAT	Call	05/27/22	190.00		88	EUR	88	974
MSCI EAFE ETF Index (FLEX)	Call	01/07/27	$78.00		18,100		1,810	17,506,744
Russell 2000 Index (FLEX)	Call	01/07/27	$2,175.00		80		8	3,230,078
S&P 500 Index (FLEX)	Call	01/07/27	$4,700.00		240		24	20,410,839
S&P 500 Index (FLEX)	Call	11/30/27	$4,650.00		240		24	23,213,548
2 Year Euro Schatz	Put	04/22/22	109.30		309	EUR	309	1,709
Total Exchange Traded (cost $67,692,445)								$64,372,825

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CHF	Put	Citibank, N.A.	05/24/22	1.02		—	EUR	3,406	$29,192
France Government OAT Bond	Put	BNP Paribas S.A.	05/23/25	97.00		—	EUR	1,600	318,549
Total OTC Traded (cost $134,798)									$347,741

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Bank of America, N.A.	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	29	$495
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Morgan Stanley Capital Services LLC	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	44	719
2-Year Interest Rate Swap, 01/27/25	Call	JPMorgan Chase Bank, N.A.	01/25/23	1.71%	1.71%(A)	1 Day SOFR(A)	33,500	84,538
2-Year Interest Rate Swap, 02/02/25	Call	Morgan Stanley Capital Services LLC	01/31/23	1.43%	1.43%(A)	1 Day SOFR(A)	17,600	30,145
2-Year Interest Rate Swap, 02/06/25	Call	Barclays Bank PLC	02/02/23	1.41%	1.41%(A)	1 Day SOFR(A)	17,800	29,939
2-Year Interest Rate Swap, 02/27/25	Call	Citibank, N.A.	02/23/23	1.72%	1.72%(A)	1 Day SOFR(A)	31,400	90,395
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	14,410	1
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	14,900	1
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.35%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	14,900	1
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,750	3
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,490	3
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,810	15
A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,510	$15
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		33,030	30
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		17,750	767
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,490	58
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,490	58
10-Year Interest Rate Swap, 01/16/34	Put	Bank of America, N.A.	01/11/24	2.18%	1 Day SOFR(A)	2.18%(A)		3,000	123,720
30-Year Interest Rate Swap, 11/04/52	Put	Morgan Stanley Capital Services LLC	11/02/22	0.19%	6 Month EURIBOR(S)	0.19%(A)	EUR	2,400	606,554
30-Year Interest Rate Swap, 11/04/52	Put	BNP Paribas S.A.	11/02/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	2,500	628,600
30-Year Interest Rate Swap, 11/08/52	Put	Barclays Bank PLC	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	1,610	404,274
30-Year Interest Rate Swap, 11/08/52	Put	BNP Paribas S.A.	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	3,190	801,015
30-Year Interest Rate Swap, 11/21/53	Put	Deutsche Bank AG	11/17/23	2.24%	3 Month LIBOR(Q)	2.24%(S)		7,600	699,376
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$96.00	CDX.NA.HY.37.V1(Q)	5.00%(Q)		2,440	755
CDX.NA.HY.37.V1, 12/20/26	Put	Citibank, N.A.	04/20/22	$99.00	CDX.NA.HY.37.V1(Q)	5.00%(Q)		2,440	1,166
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.58%	CDX.NA.IG.37.V1(Q)	1.00%(Q)		14,900	34,227
A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.60%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	14,410	$23,309
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.60%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	14,900	24,101
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,490	25,759
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,750	22,793
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,750	42,113
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,810	39,883
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,510	39,171
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	33,030	78,366
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,490	49,861
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,490	49,861
Total OTC Swaptions (cost $2,349,538)								$3,932,087
Total Options Purchased (cost $70,176,781)								$68,652,653
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures	Call	04/14/22	$98.38		41		103	$(256)
1 Year SOFR Mid-Curve Futures	Call	06/10/22	$98.13		60		150	(3,000)
Brent Crude Oil Futures	Call	04/26/22	$102.00		12		12	(94,680)
Gold Futures	Call	08/25/22	$2,400.00		10		1	(22,200)
WTI Crude Oil Futures	Call	04/14/22	$100.00		12		12	(60,720)
1 Year SOFR Mid-Curve Futures	Put	04/14/22	$98.38		41		103	(128,125)
1 Year SOFR Mid-Curve Futures	Put	06/10/22	$97.38		60		150	(58,125)
5 Year Euro-Bobl	Put	04/22/22	131.50		22	EUR	22	(66,076)
5 Year Euro-Bobl	Put	04/22/22	131.50		24	EUR	24	(72,083)
Brent Crude Oil Futures	Put	04/25/23	$87.00		15		15	(199,500)
Natural Gas Futures	Put	12/27/22	$5.00		2		20	(12,788)
Natural Gas Futures	Put	02/23/23	$4.25		2		20	(12,600)
Total Exchange Traded (premiums received $596,811)								$(730,153)

A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Bloomberg Commodity Index	Call	Morgan Stanley Capital Services LLC	12/16/22	$125.93		—		1	$(13,703)
Bloomberg Commodity Index	Call	UBS AG Stamford	01/20/23	$119.90		—		34	(480,983)
Bloomberg Commodity Index	Call	Morgan Stanley Capital Services LLC	02/08/23	$130.56		—		39	(377,837)
Currency Option EUR vs CHF	Call	Citibank, N.A.	05/24/22	1.05		—	EUR	3,406	(7,118)
FNMA TBA 2.50%	Call	JPMorgan Chase Bank, N.A.	05/05/22	$98.39		—		300	(172)
FNMA TBA 2.50%	Call	JPMorgan Chase Bank, N.A.	05/05/22	$98.39		—		200	(115)
FNMA TBA 2.50%	Call	JPMorgan Chase Bank, N.A.	05/05/22	$98.47		—		400	(209)
FNMA TBA 2.50%	Call	JPMorgan Chase Bank, N.A.	05/05/22	$98.47		—		300	(157)
FNMA TBA 2.50%	Call	JPMorgan Chase Bank, N.A.	05/05/22	$98.62		—		700	(303)
FNMA TBA 2.50%	Call	JPMorgan Chase Bank, N.A.	05/05/22	$98.62		—		200	(86)
FNMA TBA 3.00%	Call	JPMorgan Chase Bank, N.A.	06/06/22	$98.41		—		1,100	(7,099)
FNMA TBA 3.00%	Call	JPMorgan Chase Bank, N.A.	06/06/22	$99.62		—		500	(1,371)
FNMA TBA 3.50%	Call	JPMorgan Chase Bank, N.A.	06/06/22	$100.63		—		500	(2,444)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%		—		600	(1)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%		—	EUR	2,000	(25,439)
London Gold Market Fixing Ltd. Commodity Index	Call	Goldman Sachs International	03/28/23	$2,500.00		—		—(r)	(22,400)
Bloomberg Commodity Index	Put	Goldman Sachs International	06/23/22	$109.23		—		15	(22,603)
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	04/06/22	$100.41		—		500	(12,178)
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	05/05/22	$98.77		—		200	(2,882)
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	05/05/22	$98.91		—		300	(4,643)
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	05/05/22	$99.10		—		200	(3,376)
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	06/06/22	$96.41		—		1,100	(6,402)
FNMA TBA 3.00%	Put	JPMorgan Chase Bank, N.A.	06/06/22	$97.62		—		500	(5,301)
FNMA TBA 3.50%	Put	JPMorgan Chase Bank, N.A.	06/06/22	$98.63		—		500	(2,562)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%		—		18,250	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%		—		9,500	—
Total OTC Traded (premiums received $417,752)									$(999,384)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 11/14/23	Call	Goldman Sachs Bank USA	11/02/22	0.87%	3 Month LIBOR(Q)	0.87%(S)	77,800	$(9,534)
A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 12/16/25	Call	JPMorgan Chase Bank, N.A.	12/16/24	0.82%	1 Day SONIA(A)	0.82%(A)	GBP	7,200	$14,489
2-Year Interest Rate Swap, 06/21/24	Call	Bank of America, N.A.	06/16/22	1.65%	1 Day SOFR(A)	1.65%(A)		9,300	(4,058)
2-Year Interest Rate Swap, 08/10/24	Call	Deutsche Bank AG	08/08/22	0.35%	6 Month EURIBOR(S)	0.35%(A)	EUR	700	(956)
2-Year Interest Rate Swap, 08/10/24	Call	Deutsche Bank AG	08/08/22	0.35%	6 Month EURIBOR(S)	0.35%(A)	EUR	200	(273)
5-Year Interest Rate Swap, 04/11/27	Call	BNP Paribas S.A.	04/07/22	0.50%	6 Month EURIBOR(S)	0.50%(A)	EUR	1,100	—
5-Year Interest Rate Swap, 04/11/27	Call	BNP Paribas S.A.	04/07/22	0.50%	6 Month EURIBOR(S)	0.50%(A)	EUR	1,200	—
5-Year Interest Rate Swap, 04/12/27	Call	JPMorgan Chase Bank, N.A.	04/08/22	0.45%	6 Month EURIBOR(S)	0.45%(A)	EUR	2,100	—
5-Year Interest Rate Swap, 04/12/27	Call	JPMorgan Chase Bank, N.A.	04/08/22	0.45%	6 Month EURIBOR(S)	0.45%(A)	EUR	2,600	—
5-Year Interest Rate Swap, 04/18/27	Call	Bank of America, N.A.	04/13/22	1.17%	1 Day SOFR(A)	1.17%(A)		7,000	—
5-Year Interest Rate Swap, 05/11/27	Call	Barclays Bank PLC	05/09/22	0.45%	6 Month EURIBOR(S)	0.45%(A)	EUR	1,400	(314)
5-Year Interest Rate Swap, 05/11/27	Call	Barclays Bank PLC	05/09/22	0.45%	6 Month EURIBOR(S)	0.45%(A)	EUR	1,400	(314)
A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 05/13/27	Call	Goldman Sachs Bank USA	05/11/22	0.50%	6 Month EURIBOR(S)	0.50%(A)	EUR	2,400	$(878)
5-Year Interest Rate Swap, 05/13/27	Call	Goldman Sachs Bank USA	05/11/22	0.50%	6 Month EURIBOR(S)	0.50%(A)	EUR	2,600	(951)
5-Year Interest Rate Swap, 05/18/27	Call	Citibank, N.A.	05/16/22	0.50%	6 Month EURIBOR(S)	0.50%(A)	EUR	1,100	(507)
5-Year Interest Rate Swap, 05/18/27	Call	Citibank, N.A.	05/16/22	0.50%	6 Month EURIBOR(S)	0.50%(A)	EUR	1,200	(553)
5-Year Interest Rate Swap, 06/21/27	Call	Morgan Stanley Capital Services LLC	06/16/22	1.67%	1 Day SOFR(A)	1.67%(A)		4,800	(9,052)
5-Year Interest Rate Swap, 07/14/27	Call	Morgan Stanley Capital Services LLC	07/12/22	0.15%	6 Month EURIBOR(S)	0.15%(A)	EUR	3,700	(1,430)
7-Year Interest Rate Swap, 04/21/29	Call	BNP Paribas S.A.	04/19/22	1.78%	1 Day SOFR(A)	1.78%(A)		5,100	(2,832)
7-Year Interest Rate Swap, 05/26/29	Call	Deutsche Bank AG	05/24/22	1.90%	1 Day SOFR(A)	1.90%(A)		3,800	(17,116)
10-Year Interest Rate Swap, 04/05/32	Call	Goldman Sachs Bank USA	04/01/22	1.42%	1 Day SOFR(A)	1.42%(A)		6,000	—
10-Year Interest Rate Swap, 01/27/33	Call	JPMorgan Chase Bank, N.A.	01/25/23	1.79%	1 Day SOFR(A)	1.79%(A)		7,400	(136,125)
10-Year Interest Rate Swap, 02/02/33	Call	Morgan Stanley Capital Services LLC	01/31/23	1.58%	1 Day SOFR(A)	1.58%(A)		3,900	(51,454)
A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 02/06/33	Call	Barclays Bank PLC	02/02/23	1.56%	1 Day SOFR(A)	1.56%(A)	3,900	$(49,890)
10-Year Interest Rate Swap, 02/27/33	Call	Citibank, N.A.	02/23/23	1.74%	1 Day SOFR(A)	1.74%(A)	7,000	(127,315)
CDX.NA.IG.37.V1, 12/20/26	Call	BNP Paribas S.A.	04/20/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	14,410	(890)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	14,900	(920)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.53%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	14,900	(920)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,750	(31,594)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,490	(31,104)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,750	(25,985)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,810	(37,289)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,510	(36,623)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	33,030	(73,269)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,490	(41,626)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	16,490	(41,626)
1-Year Interest Rate Swap, 11/14/23	Put	Goldman Sachs Bank USA	11/02/22	1.27%	1.27%(S)	3 Month LIBOR(Q)	77,800	(1,265,243)
1-Year Interest Rate Swap, 01/16/25	Put	Bank of America, N.A.	01/11/24	2.31%	2.31%(A)	1 Day SOFR(A)	26,200	(215,222)
2-Year Interest Rate Swap, 06/21/24	Put	Bank of America, N.A.	06/16/22	2.40%	2.40%(A)	1 Day SOFR(A)	9,300	(47,205)
A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 08/10/24	Put	Deutsche Bank AG	08/08/22	0.55%	0.55%(A)	6 Month EURIBOR(S)	EUR	700	$(6,284)
2-Year Interest Rate Swap, 08/10/24	Put	Deutsche Bank AG	08/08/22	0.55%	0.55%(A)	6 Month EURIBOR(S)	EUR	200	(1,795)
5-Year Interest Rate Swap, 04/11/27	Put	BNP Paribas S.A.	04/07/22	0.70%	0.70%(A)	6 Month EURIBOR(S)	EUR	1,100	(17,356)
5-Year Interest Rate Swap, 04/11/27	Put	BNP Paribas S.A.	04/07/22	0.70%	0.70%(A)	6 Month EURIBOR(S)	EUR	1,200	(18,934)
5-Year Interest Rate Swap, 04/12/27	Put	JPMorgan Chase Bank, N.A.	04/08/22	0.65%	0.65%(A)	6 Month EURIBOR(S)	EUR	2,100	(38,876)
5-Year Interest Rate Swap, 04/12/27	Put	JPMorgan Chase Bank, N.A.	04/08/22	0.65%	0.65%(A)	6 Month EURIBOR(S)	EUR	2,600	(48,133)
5-Year Interest Rate Swap, 04/18/27	Put	Bank of America, N.A.	04/13/22	1.62%	1.62%(A)	1 Day SOFR(A)		7,000	(196,798)
5-Year Interest Rate Swap, 05/11/27	Put	Barclays Bank PLC	05/09/22	0.65%	0.65%(A)	6 Month EURIBOR(S)	EUR	1,400	(29,256)
5-Year Interest Rate Swap, 05/11/27	Put	Barclays Bank PLC	05/09/22	0.65%	0.65%(A)	6 Month EURIBOR(S)	EUR	1,400	(29,256)
5-Year Interest Rate Swap, 05/13/27	Put	Goldman Sachs Bank USA	05/11/22	1.00%	1.00%(Q)	6 Month EURIBOR(S)	EUR	2,400	(19,244)
5-Year Interest Rate Swap, 05/13/27	Put	Goldman Sachs Bank USA	05/11/22	1.00%	1.00%(Q)	6 Month EURIBOR(S)	EUR	2,600	(20,847)
A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 05/18/27	Put	Citibank, N.A.	05/16/22	1.00%	1.00%(Q)	6 Month EURIBOR(S)	EUR	1,100	$(9,408)
5-Year Interest Rate Swap, 05/18/27	Put	Citibank, N.A.	05/16/22	1.00%	1.00%(Q)	6 Month EURIBOR(S)	EUR	1,200	(10,263)
5-Year Interest Rate Swap, 06/21/27	Put	Morgan Stanley Capital Services LLC	06/16/22	2.37%	2.37%(A)	1 Day SOFR(A)		4,800	(38,652)
5-Year Interest Rate Swap, 11/21/28	Put	Deutsche Bank AG	11/17/23	2.34%	2.34%(S)	3 Month LIBOR(Q)		37,400	(1,062,741)
7-Year Interest Rate Swap, 04/21/29	Put	BNP Paribas S.A.	04/19/22	2.18%	2.18%(A)	1 Day SOFR(A)		5,100	(28,639)
7-Year Interest Rate Swap, 05/26/29	Put	Deutsche Bank AG	05/24/22	2.50%	2.50%(A)	1 Day SOFR(A)		3,800	(15,018)
10-Year Interest Rate Swap, 04/05/32	Put	Goldman Sachs Bank USA	04/01/22	1.82%	1.82%(A)	1 Day SOFR(A)		6,000	(152,031)
10-Year Interest Rate Swap, 11/04/32	Put	BNP Paribas S.A.	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,500	(1,037,374)
10-Year Interest Rate Swap, 11/04/32	Put	Morgan Stanley Capital Services LLC	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,200	(995,879)
10-Year Interest Rate Swap, 11/08/32	Put	Barclays Bank PLC	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	4,810	(666,164)
10-Year Interest Rate Swap, 11/08/32	Put	BNP Paribas S.A.	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	9,590	(1,328,173)
A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
25-Year Interest Rate Swap, 05/27/50	Put	BNP Paribas S.A.	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)	EUR	1,600	$(340,859)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	$100.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)		400	(226)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	$101.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)		2,600	(1,784)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	04/20/22	$103.50	5.00%(Q)	CDX.NA.HY.37.V1(Q)		2,440	(3,747)
CDX.NA.HY.37.V1, 12/20/26	Put	Morgan Stanley & Co. International PLC	06/15/22	$100.00	5.00%(Q)	CDX.NA.HY.37.V1(Q)		2,440	(10,255)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.73%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		14,900	(5,943)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	04/20/22	0.75%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		14,410	(4,706)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.78%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		14,900	(4,086)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.85%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		1,200	(218)
CDX.NA.IG.37.V1, 12/20/26	Put	Bank of America, N.A.	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		2,700	(396)
CDX.NA.IG.37.V1, 12/20/26	Put	Bank of America, N.A.	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		1,500	(220)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		3,700	(543)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		900	(132)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		1,100	(162)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		1,300	(191)
CDX.NA.IG.37.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		1,600	(235)
CDX.NA.IG.37.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		1,300	(191)
A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,200	$(176)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,200	(176)
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	04/20/22	0.95%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,800	(220)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.95%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,700	(207)
CDX.NA.IG.37.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	04/20/22	0.95%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	800	(98)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	0.95%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	700	(85)
CDX.NA.IG.37.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	0.85%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,000	(628)
CDX.NA.IG.37.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	05/18/22	0.85%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,300	(816)
CDX.NA.IG.37.V1, 12/20/26	Put	Bank of America, N.A.	05/18/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	2,600	(1,327)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	0.90%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,000	(510)
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	05/18/22	0.95%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,500	(632)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	05/18/22	1.05%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,400	(416)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	06/15/22	1.00%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,700	(1,206)
CDX.NA.IG.37.V1, 12/20/26	Put	Barclays Bank PLC	06/15/22	1.00%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,800	(1,277)
CDX.NA.IG.37.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	06/15/22	1.00%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,200	(851)
CDX.NA.IG.37.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	06/15/22	1.00%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,600	(1,135)
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	06/15/22	1.10%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,600	(856)
CDX.NA.IG.37.V1, 12/20/26	Put	Deutsche Bank AG	06/15/22	1.10%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,800	(963)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	06/15/22	1.10%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,300	(695)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	06/15/22	1.10%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	1,800	(963)
A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	06/15/22	1.20%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		2,500	$(1,032)
CDX.NA.IG.37.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	06/15/22	1.20%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		2,500	(1,032)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		600	(464)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		1,200	(929)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,490	(11,060)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,750	(8,363)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		17,750	(20,364)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,810	(19,286)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,510	(18,941)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		33,030	(37,894)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,490	(23,652)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,490	(23,652)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,200	(1,234)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,300	(1,337)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		5,330	(213)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		10,270	(377)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	04/20/22	0.85%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	900	(287)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	04/20/22	0.85%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,100	(351)
iTraxx.EU.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	0.85%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	700	(223)
A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	0.85%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,200	$(383)
iTraxx.EU.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	0.90%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,900	(455)
iTraxx.EU.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	0.90%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	900	(215)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	0.85%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,700	(1,910)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	0.85%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	800	(899)
iTraxx.EU.36.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	0.85%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,500	(1,686)
iTraxx.EU.36.V1, 12/20/26	Put	Citibank, N.A.	05/18/22	0.85%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	900	(1,011)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	0.90%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,600	(1,463)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	0.90%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	800	(732)
iTraxx.EU.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	05/18/22	0.90%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,500	(1,372)
iTraxx.EU.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	05/18/22	0.90%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	800	(732)
iTraxx.EU.36.V1, 12/20/26	Put	Goldman Sachs International	05/18/22	0.95%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	2,000	(1,516)
iTraxx.EU.36.V1, 12/20/26	Put	Goldman Sachs International	05/18/22	0.95%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	900	(682)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	1.00%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	2,000	(1,277)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	1.00%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	800	(511)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	1.00%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,900	(1,213)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	1.00%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	900	(574)
iTraxx.EU.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	05/18/22	1.05%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	2,100	(1,145)
iTraxx.EU.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	05/18/22	1.05%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	800	(436)
iTraxx.EU.36.V1, 12/20/26	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,900	(2,704)
A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.36.V1, 12/20/26	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	800	$(1,138)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	06/15/22	1.00%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,400	(1,738)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	06/15/22	1.00%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	800	(993)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	06/15/22	1.00%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	5,800	(7,199)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	06/15/22	1.00%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	2,300	(2,855)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	06/15/22	1.10%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	4,800	(4,640)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	06/15/22	1.10%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	500	(483)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	06/15/22	1.10%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,200	(1,160)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	06/15/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,800	(1,390)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	06/15/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	2,100	(1,622)
iTraxx.EU.36.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	07/20/22	1.10%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,100	(1,802)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	2,200	(2,992)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,000	(1,360)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	2,600	(3,536)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,200	(1,632)
iTraxx.EU.37.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	1,200	(2,229)
iTraxx.XO.36.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	04/20/22	4.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	200	(269)
iTraxx.XO.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	4.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	1,800	(2,424)
iTraxx.XO.36.V1, 12/20/26	Put	Morgan Stanley Capital Services LLC	04/20/22	4.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	100	(135)
iTraxx.XO.36.V1, 12/20/26	Put	Bank of America, N.A.	04/20/22	4.25%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	100	(99)
A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	04/20/22	4.25%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	800	$(791)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	04/20/22	4.25%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	100	(99)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	4.25%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	800	(3,059)
iTraxx.XO.36.V1, 12/20/26	Put	BNP Paribas S.A.	05/18/22	4.25%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	800	(3,059)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	05/18/22	4.50%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	200	(619)
iTraxx.XO.36.V1, 12/20/26	Put	Goldman Sachs International	05/18/22	4.50%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	600	(1,856)
iTraxx.XO.36.V1, 12/20/26	Put	Goldman Sachs International	05/18/22	4.50%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	200	(619)
iTraxx.XO.36.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	06/15/22	5.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	700	(3,056)
iTraxx.XO.36.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	06/15/22	5.25%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	900	(3,424)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	3,830	(13,278)
Total OTC Swaptions (premiums received $3,378,068)									$(8,667,994)
Total Options Written (premiums received $4,392,631)									$(10,397,531)
(fv)	Forward Volatility Agreement on a 1 year-30 year straddle swaption effective 6/16/2020. The strike price will be determined based on the swaption rate as of 6/16/2023.

Financial Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
314	90 Day Euro EURIBOR	Mar. 2023	$86,228,399	$(848,706)
272	2 Year U.S. Treasury Notes	Jun. 2022	57,642,750	(798,113)
200	3 Year Australian Treasury Bonds	Jun. 2022	16,445,868	(293,268)
1,877	5 Year U.S. Treasury Notes	Jun. 2022	215,268,437	(5,008,327)
60	10 Year Australian Treasury Bonds	Jun. 2022	5,690,509	(258,527)
85	10 Year Japanese Bonds	Jun. 2022	104,521,932	(745,594)
47	10 Year U.K. Gilt	Jun. 2022	7,484,928	(20,412)
972	10 Year U.S. Treasury Notes	Jun. 2022	119,434,500	(2,479,536)
7	10 Year U.S. Ultra Treasury Notes	Jun. 2022	948,281	(30,142)
265	20 Year U.S. Treasury Bonds	Jun. 2022	39,766,562	(1,146,659)
344	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	60,931,000	(1,669,572)
309	Euro Schatz Index	Jun. 2022	37,852,683	(332,751)
228	FTSE Bursa Malaysia KLCI Index	Jun. 2022	34,885,240	(1,633,664)
2,568	Mini MSCI EAFE Index	Jun. 2022	275,340,960	14,804,171
415	Russell 2000 E-Mini Index	Jun. 2022	42,877,800	1,913,204
1,916	S&P 500 E-Mini Index	Jun. 2022	434,045,850	32,365,325
				33,817,429
Short Positions:
41	3 Month CME SOFR	Jun. 2023	9,955,313	56,748
A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Financial Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1,275	2 Year U.S. Treasury Notes	Jun. 2022	$270,200,392	$3,154,351
36	3 Year Australian Treasury Bonds	Jun. 2022	2,960,256	48,808
745	5 Year Euro-Bobl	Jun. 2022	106,200,774	2,910,761
94	5 Year U.S. Treasury Notes	Jun. 2022	10,780,625	289,419
15	10 Year Australian Treasury Bonds	Jun. 2022	1,422,627	59,026
41	10 Year Canadian Government Bonds	Jun. 2022	4,281,854	163,500
386	10 Year Euro-Bund	Jun. 2022	67,749,803	2,468,316
183	10 Year U.K. Gilt	Jun. 2022	29,143,443	277,524
645	10 Year U.S. Treasury Notes	Jun. 2022	79,254,375	636,350
333	10 Year U.S. Ultra Treasury Notes	Jun. 2022	45,111,093	1,591,199
22	20 Year U.S. Treasury Bonds	Jun. 2022	3,301,375	161,847
69	30 Year Euro Buxl	Jun. 2022	14,212,879	596,837
18	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	3,188,250	127,661
1,120	Euro Schatz Index	Jun. 2022	137,200,665	1,028,103
208	Euro-OAT	Jun. 2022	34,862,451	1,164,740
145	FTSE Bursa Malaysia KLCI Index	Jun. 2022	22,185,788	971,908
136	Short Euro-BTP	Jun. 2022	16,695,436	126,377
				15,833,475
				$49,650,904

Commodity Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
2	Brent 1st Line vs. Dubai 1st Line	Jan. 2023	$6,700	$4,319
2	Brent 1st Line vs. Dubai 1st Line	Feb. 2023	6,360	3,979
2	Brent 1st Line vs. Dubai 1st Line	Mar. 2023	6,220	3,839
2	Brent 1st Line vs. Dubai 1st Line	Apr. 2023	6,000	3,619
2	Brent 1st Line vs. Dubai 1st Line	May 2023	5,780	3,399
2	Brent 1st Line vs. Dubai 1st Line	Jun. 2023	5,680	3,299
2	Brent 1st Line vs. Dubai 1st Line	Jul. 2023	5,680	3,299
2	Brent 1st Line vs. Dubai 1st Line	Aug. 2023	5,680	3,299
2	Brent 1st Line vs. Dubai 1st Line	Sep. 2023	5,680	3,299
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2023	5,680	3,299
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2023	5,680	3,299
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2023	5,620	3,239
8	Brent Crude	Jun. 2022	837,680	49,758
13	Brent Crude	Jun. 2023	1,176,110	70,559
8	Brent Crude	Dec. 2023	694,560	5,039
3	Brent Crude	Jun. 2024	251,010	(1,254)
263	California Carbon Allowance Vintage	Dec. 2022	8,260,830	948,977
21	Cocoa	Jul. 2022	564,270	21,387
5	Coffee ’C’	Sep. 2022	423,188	(40,141)
9	Copper	Jul. 2022	1,069,988	22,238
12	Corn	Sep. 2022	417,750	26,871
9	Cotton No. 2	Dec. 2022	500,760	29,489
3	Gasoline RBOB	Sep. 2022	361,935	43,158
5	Hard Red Winter Wheat	Sep. 2022	256,313	(458)
3	Henry Hub LD1 Fixed Price	Apr. 2023	29,775	6,422
3	Henry Hub LD1 Fixed Price	May 2023	28,928	5,574
3	Henry Hub LD1 Fixed Price	Jun. 2023	29,183	5,829
3	Henry Hub LD1 Fixed Price	Jul. 2023	29,498	6,144
A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Commodity Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
3	Henry Hub LD1 Fixed Price	Aug. 2023	$29,573	$6,219
3	Henry Hub LD1 Fixed Price	Sep. 2023	29,453	6,099
3	Henry Hub LD1 Fixed Price	Oct. 2023	29,685	6,332
5	ICE ECX EMISSION	Dec. 2022	423,030	(46,016)
37	Live Cattle	Jun. 2022	2,029,450	(57,590)
8	LME Lead	May 2022	484,400	23,044
4	LME Lead	Jul. 2022	241,725	8,863
6	LME Nickel	May 2022	1,155,420	374,628
1	LME Nickel	Jul. 2022	192,672	43,344
11	LME PRI Aluminum	May 2022	958,955	33,877
4	LME Zinc	May 2022	420,250	64,106
4	LME Zinc	Jul. 2022	417,150	30,700
2	Low Sulphur Gas Oil	Sep. 2022	179,400	34,296
4	Low Sulphur Gas Oil	Dec. 2022	344,400	(1,810)
4	Low Sulphur Gas Oil	Dec. 2023	312,300	(7,288)
18	Milling Wheat No. 2	Sep. 2022	331,294	32,420
20	Milling Wheat No. 2	Dec. 2022	358,978	50,420
5	Natural Gas	Sep. 2022	286,550	46,553
13	Natural Gas	Mar. 2023	683,800	47,323
2	NY Harbor ULSD	Sep. 2022	251,168	39,757
1	Palladium	Jun. 2022	225,560	(25,602)
5	Platinum	Jul. 2022	248,950	(9,534)
76	SGX Iron Ore 62%	Jul. 2022	1,215,164	68,536
15	Soybean	Jul. 2022	1,198,500	(33,728)
19	Soybean	Nov. 2022	1,349,475	(14,056)
96	Soybean Meal	Jul. 2022	4,410,240	(17,530)
12	Soybean Meal	Dec. 2022	493,800	(807)
4	Soybean Oil	Oct. 2022	29,550	(22,355)
4	Soybean Oil	Nov. 2022	28,646	(21,451)
8	Soybean Oil	Dec. 2022	304,992	(7,538)
4	Soybean Oil	Dec. 2022	29,074	(21,879)
8	WTI Crude	May 2022	802,240	(69,986)
9	WTI Crude	Jun. 2022	886,680	(8,386)
2	WTI Crude	Sep. 2022	186,640	(3,371)
38	WTI Crude	Dec. 2022	3,404,800	80,909
17	WTI Crude	Jun. 2023	1,438,370	(17,556)
7	WTI Crude	Dec. 2023	567,700	3,227
119	WTI Light Sweet Crude Oil	Dec. 2022	10,662,400	1,123,124
				2,979,074
Short Positions:
10	Brent 1st Line vs. Dubai 1st Line	May 2022	47,400	(1,745)
2	Brent 1st Line vs. Dubai 1st Line	Jun. 2022	9,600	(4,681)
2	Brent 1st Line vs. Dubai 1st Line	Jul. 2022	8,760	(3,841)
2	Brent 1st Line vs. Dubai 1st Line	Aug. 2022	7,900	(2,981)
2	Brent 1st Line vs. Dubai 1st Line	Sep. 2022	7,340	(2,421)
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2022	7,080	(2,161)
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2022	7,060	(2,141)
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2022	7,000	(2,081)
3	Brent Crude	Sep. 2022	298,290	(15,000)
126	Brent Crude	Dec. 2022	12,034,260	(349,164)
12	Brent Crude	Dec. 2024	976,920	(20,286)
9	Coffee ’C’	Jul. 2022	764,269	(12,329)
132	Corn	Jul. 2022	4,837,800	(200,326)
36	Gold 100 OZ	Jun. 2022	7,034,400	(76,881)
11	Hard Red Winter Wheat	Jul. 2022	566,363	13,861
5	ICE Endex Dutch TTF Natural Gas	Jun. 2022	499,246	(74,017)
A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Commodity Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
5	ICE Natural Gas	Jun. 2022	$598,689	$(55,416)
33	Lean Hogs	Jun. 2022	1,592,250	(101,554)
8	LME Lead	May 2022	484,400	(28,705)
3	LME Lead	Jul. 2022	181,294	(10,537)
6	LME Nickel	May 2022	1,155,420	(86,335)
11	LME PRI Aluminum	May 2022	958,955	(152,218)
7	LME PRI Aluminum	Jul. 2022	611,275	(14,965)
4	LME Zinc	May 2022	420,250	(32,250)
15	Natural Gas	Jul. 2022	863,400	(108,705)
6	Natural Gas	Oct. 2022	344,400	(45,555)
9	Natural Gas	Jan. 2023	543,960	(28,439)
23	No. 2 Soft Red Winter Wheat	Jul. 2022	1,152,300	99,592
2	No. 2 Soft Red Winter Wheat	Sep. 2022	98,900	3,377
8	No. 2 Soft Red Winter Wheat	Dec. 2022	389,100	(41,503)
2	Silver	Jul. 2022	252,020	(3,730)
10	Soybean Oil	Jul. 2022	411,840	16,302
15	Sugar #11 (World)	Oct. 2022	324,912	(23,715)
23	WTI Crude	Jun. 2024	1,794,460	11,707
41	WTI Light Sweet Crude Oil	Jun. 2022	4,039,320	(1,408,963)
4	WTI Light Sweet Crude Oil	Dec. 2023	324,400	2,535
				(2,765,271)
				$213,803
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/22	BNP Paribas S.A.	AUD	1,709	$1,243,462	$1,278,898	$35,436	$—
Expiring 04/04/22	UBS AG Stamford	AUD	12,211	9,175,358	9,137,868	—	(37,490)
Brazilian Real,
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	3,889	761,892	815,876	53,984	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	BRL	9,485	1,922,103	1,989,668	67,565	—
British Pound,
Expiring 04/04/22	BNP Paribas S.A.	GBP	941	1,261,567	1,236,099	—	(25,468)
Expiring 04/04/22	Deutsche Bank AG	GBP	737	967,311	968,125	814	—
Expiring 04/04/22	HSBC Bank USA, N.A.	GBP	1,139	1,522,191	1,496,192	—	(25,999)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	9,589	12,652,272	12,596,673	—	(55,599)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	1,003	1,306,738	1,317,543	10,805	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	910	1,186,145	1,195,378	9,233	—
Expiring 04/04/22	Standard Chartered Bank, London	GBP	715	933,578	939,226	5,648	—
Canadian Dollar,
Expiring 04/04/22	BNP Paribas S.A.	CAD	5,693	4,561,688	4,553,820	—	(7,868)
Expiring 04/04/22	BNP Paribas S.A.	CAD	1,836	1,442,874	1,468,613	25,739	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	CAD	1,495	1,196,896	1,195,848	—	(1,048)
Expiring 04/19/22	HSBC Bank PLC	CAD	583	463,991	466,046	2,055	—
Chilean Peso,
Expiring 04/29/22	Citibank, N.A.	CLP	1,008,264	1,289,000	1,274,747	—	(14,253)
Expiring 04/29/22	Citibank, N.A.	CLP	123,209	156,000	155,773	—	(227)
Expiring 05/18/22	HSBC Bank USA, N.A.	CLP	182,640	231,000	230,179	—	(821)
Expiring 05/18/22	Standard Chartered Bank, London	CLP	174,214	221,000	219,560	—	(1,440)
Chinese Renminbi,
Expiring 05/20/22	BNP Paribas S.A.	CNH	102,580	16,045,675	16,092,055	46,380	—
A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/20/22	Citibank, N.A.	CNH	31,583	$4,938,000	$4,954,597	$16,597	$—
Expiring 05/20/22	JPMorgan Chase Bank, N.A.	CNH	66,357	10,371,456	10,409,637	38,181	—
Expiring 05/20/22	JPMorgan Chase Bank, N.A.	CNH	85	13,224	13,335	111	—
Expiring 05/20/22	JPMorgan Chase Bank, N.A.	CNH	20	3,212	3,200	—	(12)
Danish Krone,
Expiring 04/01/22	BNP Paribas S.A.	DKK	13,860	2,084,632	2,061,296	—	(23,336)
Expiring 04/01/22	BNP Paribas S.A.	DKK	5,155	792,506	766,665	—	(25,841)
Expiring 04/01/22	BNP Paribas S.A.	DKK	3,870	589,293	575,557	—	(13,736)
Expiring 04/01/22	Citibank, N.A.	DKK	4,175	633,221	620,918	—	(12,303)
Expiring 04/01/22	Citibank, N.A.	DKK	4,065	621,744	604,558	—	(17,186)
Expiring 04/01/22	Citibank, N.A.	DKK	3,185	484,847	473,682	—	(11,165)
Expiring 04/01/22	Citibank, N.A.	DKK	2,850	445,569	423,859	—	(21,710)
Expiring 04/01/22	Deutsche Bank AG	DKK	43,041	6,337,204	6,401,232	64,028	—
Expiring 04/01/22	Deutsche Bank AG	DKK	34,515	5,081,796	5,133,140	51,344	—
Expiring 04/01/22	Deutsche Bank AG	DKK	13,151	1,952,820	1,955,920	3,100	—
Expiring 04/01/22	Deutsche Bank AG	DKK	10,546	1,565,963	1,568,449	2,486	—
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	8,095	1,264,583	1,203,910	—	(60,673)
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	7,375	1,152,106	1,096,830	—	(55,276)
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	3,830	599,246	569,608	—	(29,638)
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	3,075	454,351	457,322	2,971	—
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	2,590	384,069	385,192	1,123	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	118,795	17,573,179	17,667,463	94,284	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	95,261	14,091,910	14,167,516	75,606	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	70,067	10,336,444	10,420,494	84,050	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	56,186	8,288,782	8,356,182	67,400	—
Expiring 04/01/22	NatWest Markets PLC	DKK	2,850	434,546	423,859	—	(10,687)
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	34,229	37,705,577	37,869,738	164,161	—
Expiring 04/04/22	BNP Paribas S.A.	EUR	4,660	5,205,905	5,155,684	—	(50,221)
Expiring 04/04/22	BNP Paribas S.A.	EUR	1,944	2,119,574	2,150,784	31,210	—
Expiring 04/04/22	BNP Paribas S.A.	EUR	1,765	1,957,999	1,952,743	—	(5,256)
Expiring 04/04/22	BNP Paribas S.A.	EUR	686	761,013	758,970	—	(2,043)
Expiring 04/04/22	BNP Paribas S.A.	EUR	499	549,130	552,079	2,949	—
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	1,287	1,428,150	1,423,899	—	(4,251)
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	1,242	1,363,008	1,374,111	11,103	—
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	1,187	1,310,551	1,313,261	2,710	—
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	929	1,022,139	1,027,818	5,679	—
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	751	824,170	830,884	6,714	—
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	713	784,965	788,842	3,877	—
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	631	693,726	698,120	4,394	—
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	515	569,628	569,781	153	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	591	665,755	654,342	—	(11,413)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	60,217	67,054,580	66,622,282	—	(432,298)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	47,286	52,654,844	52,315,380	—	(339,464)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	674	763,714	745,342	—	(18,372)
Expiring 04/19/22	Barclays Bank PLC	EUR	897	988,042	993,376	5,334	—
Expiring 05/03/22	HSBC Bank USA, N.A.	EUR	1,000	1,110,921	1,107,374	—	(3,547)
Expiring 07/01/22	BNP Paribas S.A.	EUR	254	306,648	281,824	—	(24,824)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	113	138,224	125,477	—	(12,747)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	85	103,833	94,386	—	(9,447)
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	279	338,592	309,715	—	(28,877)
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	58	70,879	64,457	—	(6,422)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	127	150,534	141,023	—	(9,511)
Expiring 09/09/22	Deutsche Bank AG	EUR	49	54,416	54,931	515	—
Expiring 09/09/22	Deutsche Bank AG	EUR	39	44,660	43,147	—	(1,513)
A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/09/22	HSBC Bank USA, N.A.	EUR	41	$46,557	$45,712	$—	$(845)
Expiring 09/09/22	HSBC Bank USA, N.A.	EUR	33	36,496	36,901	405	—
Expiring 09/09/22	JPMorgan Chase Bank, N.A.	EUR	16	17,618	17,865	247	—
Expiring 09/09/22	Standard Chartered Bank, London	EUR	92	102,240	102,304	64	—
Expiring 12/09/22	HSBC Bank USA, N.A.	EUR	205	233,155	230,208	—	(2,947)
Expiring 12/09/22	HSBC Bank USA, N.A.	EUR	136	156,114	152,988	—	(3,126)
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	161,630	511,342	485,431	—	(25,911)
Indonesian Rupiah,
Expiring 05/20/22	HSBC Bank USA, N.A.	IDR	28,749,221	2,010,435	2,001,219	—	(9,216)
Expiring 05/20/22	HSBC Bank USA, N.A.	IDR	9,193,095	635,321	639,927	4,606	—
Expiring 05/20/22	HSBC Bank USA, N.A.	IDR	8,761,640	611,828	609,893	—	(1,935)
Expiring 05/20/22	JPMorgan Chase Bank, N.A.	IDR	9,245,365	644,411	643,565	—	(846)
Malaysian Ringgit,
Expiring 06/15/22	Barclays Bank PLC	MYR	1,587	376,000	375,695	—	(305)
Expiring 06/22/22	BNP Paribas S.A.	MYR	31,480	7,424,644	7,451,480	26,836	—
Expiring 06/22/22	BNP Paribas S.A.	MYR	6,444	1,527,482	1,525,338	—	(2,144)
Expiring 06/22/22	BNP Paribas S.A.	MYR	4,712	1,115,468	1,115,222	—	(246)
Mexican Peso,
Expiring 05/18/22	HSBC Bank USA, N.A.	MXN	15,623	751,568	778,680	27,112	—
Expiring 06/15/22	Citibank, N.A.	MXN	3,074	146,626	152,438	5,812	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	17,819	853,380	883,637	30,257	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	10,617	503,352	526,515	23,163	—
Expiring 07/01/22	BNP Paribas S.A.	MXN	54,896	2,624,416	2,714,654	90,238	—
New Zealand Dollar,
Expiring 04/04/22	BNP Paribas S.A.	NZD	1,593	1,089,614	1,103,991	14,377	—
Expiring 04/04/22	HSBC Bank PLC	NZD	1,211	819,946	839,403	19,457	—
Expiring 04/04/22	HSBC Bank USA, N.A.	NZD	15,568	10,858,330	10,789,029	—	(69,301)
Expiring 04/04/22	HSBC Bank USA, N.A.	NZD	4,252	2,956,354	2,946,747	—	(9,607)
Expiring 04/04/22	HSBC Bank USA, N.A.	NZD	1,249	858,080	865,589	7,509	—
Expiring 05/03/22	HSBC Bank USA, N.A.	NZD	6,695	4,643,838	4,637,556	—	(6,282)
Expiring 05/06/22	HSBC Bank PLC	NZD	1,211	843,331	838,945	—	(4,386)
Norwegian Krone,
Expiring 04/04/22	Citibank, N.A.	NOK	50,788	5,692,741	5,768,621	75,880	—
Expiring 04/04/22	HSBC Bank USA, N.A.	NOK	10,745	1,245,620	1,220,436	—	(25,184)
Expiring 05/03/22	Standard Chartered Bank, London	NOK	61,562	7,126,282	6,989,933	—	(136,349)
Expiring 05/18/22	JPMorgan Chase Bank, N.A.	NOK	40,155	4,509,428	4,559,063	49,635	—
Peruvian Nuevo Sol,
Expiring 04/11/22	Citibank, N.A.	PEN	11,280	3,010,536	3,063,907	53,371	—
Expiring 04/11/22	Goldman Sachs Bank USA	PEN	53,785	14,239,987	14,608,716	368,729	—
Expiring 04/11/22	Goldman Sachs Bank USA	PEN	2,362	625,273	641,464	16,191	—
Expiring 04/18/22	Citibank, N.A.	PEN	1,058	283,567	287,319	3,752	—
Expiring 04/18/22	HSBC Bank USA, N.A.	PEN	53,785	14,302,713	14,599,483	296,770	—
Expiring 04/18/22	HSBC Bank USA, N.A.	PEN	1,303	346,549	353,740	7,191	—
Expiring 04/25/22	Standard Chartered Bank, London	PEN	99	26,006	26,721	715	—
Expiring 04/29/22	Citibank, N.A.	PEN	97	26,090	26,398	308	—
Expiring 05/04/22	Citibank, N.A.	PEN	98	26,414	26,553	139	—
Expiring 08/08/22	Goldman Sachs Bank USA	PEN	1,194	311,000	320,535	9,535	—
Expiring 08/08/22	Goldman Sachs Bank USA	PEN	868	227,000	233,002	6,002	—
Expiring 08/08/22	HSBC Bank USA, N.A.	PEN	1,141	303,000	306,440	3,440	—
Expiring 12/06/22	Citibank, N.A.	PEN	11,621	2,770,788	3,085,442	314,654	—
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	2,062	519,243	489,923	—	(29,320)
Russian Ruble,
Expiring 04/21/22	JPMorgan Chase Bank, N.A.	RUB	25,355	231,024	301,577	70,553	—
A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	RUB	25,884	$230,076	$295,490	$65,414	$—
South African Rand,
Expiring 06/15/22	Citibank, N.A.	ZAR	3,941	252,888	267,074	14,186	—
Expiring 06/15/22	Goldman Sachs Bank USA	ZAR	12,951	842,747	877,663	34,916	—
Expiring 06/15/22	Goldman Sachs Bank USA	ZAR	9,340	609,490	632,941	23,451	—
South Korean Won,
Expiring 05/20/22	Barclays Bank PLC	KRW	363,136	299,000	298,689	—	(311)
Expiring 05/20/22	Goldman Sachs Bank USA	KRW	192,056	155,648	157,971	2,323	—
Swiss Franc,
Expiring 04/04/22	HSBC Bank USA, N.A.	CHF	623	679,787	674,289	—	(5,498)
Expiring 04/04/22	HSBC Bank USA, N.A.	CHF	515	561,065	557,398	—	(3,667)
Expiring 04/04/22	Standard Chartered Bank, London	CHF	424	458,446	458,907	461	—
				$432,086,975	$433,003,005	2,665,438	(1,749,408)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/22	BNP Paribas S.A.	AUD	3,900	$2,837,625	$2,918,490	$—	$(80,865)
Expiring 04/04/22	BNP Paribas S.A.	AUD	2,647	1,958,082	1,980,832	—	(22,750)
Expiring 04/04/22	BNP Paribas S.A.	AUD	1,471	1,083,281	1,100,795	—	(17,514)
Expiring 04/04/22	BNP Paribas S.A.	AUD	284	212,210	212,526	—	(316)
Expiring 04/04/22	HSBC Bank USA, N.A.	AUD	6,494	4,882,605	4,859,661	22,944	—
Expiring 04/04/22	HSBC Bank USA, N.A.	AUD	3,909	2,930,243	2,925,226	5,017	—
Expiring 05/03/22	UBS AG Stamford	AUD	12,211	9,178,105	9,141,320	36,785	—
Brazilian Real,
Expiring 04/04/22	HSBC Bank PLC	BRL	3,889	762,071	815,876	—	(53,805)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	BRL	7,932	1,513,282	1,663,918	—	(150,636)
Expiring 04/04/22	NatWest Markets PLC	BRL	1,553	308,000	325,750	—	(17,750)
Expiring 05/03/22	Morgan Stanley & Co. International PLC	BRL	9,485	1,907,319	1,973,842	—	(66,523)
British Pound,
Expiring 04/04/22	BNP Paribas S.A.	GBP	9,589	12,990,240	12,596,673	393,567	—
Expiring 04/04/22	BNP Paribas S.A.	GBP	223	291,174	292,933	—	(1,759)
Expiring 04/04/22	HSBC Bank USA, N.A.	GBP	900	1,203,709	1,182,242	21,467	—
Expiring 04/04/22	HSBC Bank USA, N.A.	GBP	456	607,204	599,003	8,201	—
Expiring 04/04/22	HSBC Bank USA, N.A.	GBP	247	324,251	324,460	—	(209)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	227	299,888	298,188	1,700	—
Expiring 04/04/22	Standard Chartered Bank, London	GBP	42,086	56,483,623	55,283,751	1,199,872	—
Expiring 04/04/22	Standard Chartered Bank, London	GBP	24,352	32,683,118	31,988,836	694,282	—
Expiring 05/04/22	Standard Chartered Bank, London	GBP	38,945	51,266,516	51,149,122	117,394	—
Expiring 05/04/22	Standard Chartered Bank, London	GBP	24,101	31,726,447	31,653,797	72,650	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	9,589	12,650,479	12,594,468	56,011	—
Canadian Dollar,
Expiring 04/04/22	BNP Paribas S.A.	CAD	3,316	2,616,031	2,652,463	—	(36,432)
Expiring 04/04/22	BNP Paribas S.A.	CAD	538	430,634	430,345	289	—
Expiring 04/04/22	BNP Paribas S.A.	CAD	460	358,573	367,954	—	(9,381)
Expiring 04/04/22	Citibank, N.A.	CAD	564	438,730	451,142	—	(12,412)
Expiring 04/04/22	HSBC Bank USA, N.A.	CAD	421	333,816	336,757	—	(2,941)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	CAD	8,099	6,347,328	6,478,664	—	(131,336)
Chinese Renminbi,
Expiring 05/20/22	Barclays Bank PLC	CNH	20	3,210	3,200	10	—
Expiring 05/20/22	Goldman Sachs Bank USA	CNH	30,643	4,789,000	4,807,080	—	(18,080)
Expiring 05/20/22	HSBC Bank USA, N.A.	CNH	93,138	14,658,885	14,610,883	48,002	—
A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/20/22	JPMorgan Chase Bank, N.A.	CNH	89,794	$14,138,063	$14,086,222	$51,841	$—
Expiring 05/20/22	JPMorgan Chase Bank, N.A.	CNH	54,664	8,580,594	8,575,379	5,215	—
Expiring 05/20/22	JPMorgan Chase Bank, N.A.	CNH	1,408	221,682	220,897	785	—
Expiring 05/20/22	Standard Chartered Bank, London	CNH	92,918	14,612,350	14,576,374	35,976	—
Expiring 05/20/22	Standard Chartered Bank, London	CNH	955	150,242	149,828	414	—
Expiring 03/15/23	BNP Paribas S.A.	CNH	10,781	1,670,000	1,676,826	—	(6,826)
Expiring 03/15/23	Goldman Sachs Bank USA	CNH	5,579	864,000	867,791	—	(3,791)
Expiring 05/19/23	Citibank, N.A.	CNH	31,937	4,938,000	4,962,112	—	(24,112)
Czech Koruna,
Expiring 06/15/22	Citibank, N.A.	CZK	515	22,221	23,113	—	(892)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CZK	663	28,729	29,788	—	(1,059)
Danish Krone,
Expiring 04/01/22	BNP Paribas S.A.	DKK	10,105	1,559,933	1,502,843	57,090	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	9,360	1,424,999	1,392,044	32,955	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	8,405	1,279,606	1,250,014	29,592	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	5,815	897,675	864,822	32,853	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	5,155	788,333	766,666	21,667	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	4,680	697,653	696,022	1,631	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	4,585	699,061	681,893	17,168	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	3,185	486,570	473,681	12,889	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	3,080	459,139	458,066	1,073	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	2,765	433,861	411,218	22,643	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	2,135	325,391	317,523	7,868	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	1,685	255,931	250,598	5,333	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	1,675	262,275	249,111	13,164	—
Expiring 04/01/22	BNP Paribas S.A.	DKK	670	102,505	99,644	2,861	—
Expiring 04/01/22	Citibank, N.A.	DKK	19,735	3,117,244	2,935,082	182,162	—
Expiring 04/01/22	Citibank, N.A.	DKK	19,555	3,088,755	2,908,258	180,497	—
Expiring 04/01/22	Citibank, N.A.	DKK	8,170	1,271,355	1,215,064	56,291	—
Expiring 04/01/22	Citibank, N.A.	DKK	7,765	1,200,596	1,154,831	45,765	—
Expiring 04/01/22	Citibank, N.A.	DKK	6,775	1,056,956	1,007,596	49,360	—
Expiring 04/01/22	Citibank, N.A.	DKK	5,725	871,425	851,438	19,987	—
Expiring 04/01/22	Citibank, N.A.	DKK	3,910	609,676	581,506	28,170	—
Expiring 04/01/22	Citibank, N.A.	DKK	3,910	609,992	581,505	28,487	—
Expiring 04/01/22	Citibank, N.A.	DKK	3,730	583,396	554,735	28,661	—
Expiring 04/01/22	Citibank, N.A.	DKK	3,120	486,836	464,015	22,821	—
Expiring 04/01/22	Citibank, N.A.	DKK	2,455	371,474	365,114	6,360	—
Expiring 04/01/22	Citibank, N.A.	DKK	2,110	328,751	313,804	14,947	—
Expiring 04/01/22	Citibank, N.A.	DKK	1,930	294,943	287,035	7,908	—
Expiring 04/01/22	Citibank, N.A.	DKK	1,140	177,550	169,544	8,006	—
Expiring 04/01/22	Citibank, N.A.	DKK	975	151,975	145,004	6,971	—
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	4,370	681,444	649,918	31,526	—
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	3,380	528,618	502,683	25,935	—
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	3,355	524,708	498,965	25,743	—
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	2,615	409,947	388,910	21,037	—
Expiring 04/01/22	JPMorgan Chase Bank, N.A.	DKK	6,945	1,064,573	1,032,879	31,694	—
Expiring 04/01/22	JPMorgan Chase Bank, N.A.	DKK	2,360	359,152	350,986	8,166	—
Expiring 04/01/22	JPMorgan Chase Bank, N.A.	DKK	660	103,668	98,157	5,511	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	112,239	17,695,040	16,692,499	1,002,541	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	111,213	17,533,324	16,539,945	993,379	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	61,697	9,749,596	9,175,685	573,911	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	61,133	9,660,493	9,091,827	568,666	—
Expiring 07/01/22	Deutsche Bank AG	DKK	42,880	6,337,204	6,400,563	—	(63,359)
Expiring 07/01/22	Deutsche Bank AG	DKK	34,385	5,081,796	5,132,604	—	(50,808)
Expiring 07/01/22	Deutsche Bank AG	DKK	13,103	1,952,820	1,955,798	—	(2,978)
A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 07/01/22	Deutsche Bank AG	DKK	10,507	$1,565,963	$1,568,351	$—	$(2,388)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	118,353	17,573,179	17,666,221	—	(93,042)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	94,907	14,091,910	14,166,520	—	(74,610)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	69,804	10,336,444	10,419,444	—	(83,000)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	55,976	8,288,782	8,355,340	—	(66,558)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	6,680	1,000,337	997,108	3,229	—
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	455	68,137	67,917	220	—
Euro,
Expiring 04/04/22	Barclays Bank PLC	EUR	2,151	2,366,500	2,379,802	—	(13,302)
Expiring 04/04/22	BNP Paribas S.A.	EUR	2,193	2,453,952	2,426,270	27,682	—
Expiring 04/04/22	BNP Paribas S.A.	EUR	1,619	1,755,318	1,791,213	—	(35,895)
Expiring 04/04/22	BNP Paribas S.A.	EUR	1,264	1,370,427	1,398,451	—	(28,024)
Expiring 04/04/22	BNP Paribas S.A.	EUR	748	823,145	827,565	—	(4,420)
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	4,686	5,135,058	5,184,449	—	(49,391)
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	2,750	3,051,602	3,042,518	9,084	—
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	1,340	1,468,412	1,482,536	—	(14,124)
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	1,015	1,116,761	1,122,966	—	(6,205)
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	842	929,807	931,564	—	(1,757)
Expiring 04/04/22	HSBC Bank USA, N.A.	EUR	826	909,370	913,861	—	(4,491)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	35,494	40,285,613	39,269,421	1,016,192	—
Expiring 04/04/22	Standard Chartered Bank, London	EUR	58,650	65,960,268	64,888,600	1,071,668	—
Expiring 04/04/22	Standard Chartered Bank, London	EUR	46,228	51,989,523	51,144,840	844,683	—
Expiring 04/19/22	HSBC Bank PLC	EUR	160	183,136	176,840	6,296	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	109	123,709	120,805	2,904	—
Expiring 05/03/22	Morgan Stanley & Co. International PLC	EUR	60,217	67,112,973	66,682,732	430,241	—
Expiring 05/03/22	Morgan Stanley & Co. International PLC	EUR	47,286	52,700,697	52,362,849	337,848	—
Expiring 05/06/22	BNP Paribas S.A.	EUR	34,229	37,744,427	37,909,093	—	(164,666)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	282	349,578	313,138	36,440	—
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	22	27,327	24,429	2,898	—
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	211	243,474	234,421	9,053	—
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	131	157,512	145,743	11,769	—
Expiring 11/01/22	Goldman Sachs Bank USA	EUR	252	311,166	281,971	29,195	—
Expiring 12/01/22	Goldman Sachs Bank USA	EUR	132	164,360	148,029	16,331	—
Israeli Shekel,
Expiring 04/06/22	Citibank, N.A.	ILS	1,500	462,089	470,045	—	(7,956)
Expiring 06/08/22	Citibank, N.A.	ILS	2,894	893,294	908,889	—	(15,595)
Expiring 06/08/22	Citibank, N.A.	ILS	2,400	740,907	753,574	—	(12,667)
Expiring 06/15/22	BNP Paribas S.A.	ILS	3,162	972,578	993,275	—	(20,697)
Expiring 06/15/22	BNP Paribas S.A.	ILS	2,167	661,413	680,686	—	(19,273)
Expiring 08/01/22	Citibank, N.A.	ILS	1,014	306,789	319,192	—	(12,403)
Expiring 08/03/22	Citibank, N.A.	ILS	2,900	905,121	913,007	—	(7,886)
Expiring 11/02/22	Goldman Sachs Bank USA	ILS	1,500	484,222	474,310	9,912	—
Expiring 11/02/22	Goldman Sachs Bank USA	ILS	1,400	452,306	442,690	9,616	—
Japanese Yen,
Expiring 04/04/22	BNP Paribas S.A.	JPY	188,900	1,528,464	1,551,767	—	(23,303)
Expiring 04/04/22	Standard Chartered Bank, London	JPY	185,500	1,609,013	1,523,837	85,176	—
Malaysian Ringgit,
Expiring 06/15/22	Barclays Bank PLC	MYR	949	227,000	224,613	2,387	—
Expiring 09/28/22	Standard Chartered Bank, London	MYR	61,496	14,603,412	14,577,760	25,652	—
Mexican Peso,
Expiring 04/18/22	Citibank, N.A.	MXN	1,289	59,399	64,603	—	(5,204)
Expiring 05/04/22	BNP Paribas S.A.	MXN	768	36,877	38,380	—	(1,503)
Expiring 06/15/22	Citibank, N.A.	MXN	623	29,198	30,895	—	(1,697)
Expiring 07/01/22	BNP Paribas S.A.	MXN	9,972	476,732	493,124	—	(16,392)
Expiring 08/09/22	BNP Paribas S.A.	MXN	50,032	2,277,692	2,455,744	—	(178,052)
A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/04/22	HSBC Bank PLC	NZD	1,211	$843,822	$839,403	$4,419	$—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	NZD	15,568	10,447,140	10,789,029	—	(341,889)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	NZD	8,542	5,732,237	5,919,828	—	(187,591)
Expiring 05/03/22	HSBC Bank USA, N.A.	NZD	15,568	10,852,258	10,783,790	68,468	—
Norwegian Krone,
Expiring 04/04/22	Standard Chartered Bank, London	NOK	61,539	7,126,282	6,989,679	136,603	—
Expiring 05/18/22	BNP Paribas S.A.	NOK	40,355	4,652,944	4,581,771	71,173	—
Peruvian Nuevo Sol,
Expiring 04/11/22	Citibank, N.A.	PEN	53,785	14,368,049	14,608,716	—	(240,667)
Expiring 04/11/22	Citibank, N.A.	PEN	2,362	630,896	641,464	—	(10,568)
Expiring 04/11/22	Goldman Sachs Bank USA	PEN	11,280	2,834,718	3,063,906	—	(229,188)
Expiring 04/18/22	Goldman Sachs Bank USA	PEN	53,785	14,236,897	14,599,483	—	(362,586)
Expiring 04/18/22	Goldman Sachs Bank USA	PEN	2,362	625,138	641,059	—	(15,921)
Expiring 04/27/22	HSBC Bank USA, N.A.	PEN	53,785	14,287,516	14,587,630	—	(300,114)
Expiring 04/27/22	HSBC Bank USA, N.A.	PEN	1,303	346,181	353,453	—	(7,272)
Expiring 10/05/22	BNP Paribas S.A.	PEN	2,711	664,148	723,891	—	(59,743)
Expiring 11/29/22	Standard Chartered Bank, London	PEN	1,206	290,866	320,331	—	(29,465)
Expiring 12/06/22	Citibank, N.A.	PEN	6,375	1,519,923	1,692,528	—	(172,605)
Expiring 12/12/22	Citibank, N.A.	PEN	11,280	2,929,614	2,993,491	—	(63,877)
Russian Ruble,
Expiring 04/01/22	JPMorgan Chase Bank, N.A.	RUB	25,884	239,662	318,373	—	(78,711)
Expiring 04/01/22	JPMorgan Chase Bank, N.A.	RUB	25,355	234,768	311,871	—	(77,103)
Expiring 04/21/22	Citibank, N.A.	RUB	1,816	23,681	21,599	2,082	—
Expiring 04/21/22	Deutsche Bank AG	RUB	1,833	23,664	21,806	1,858	—
Expiring 04/21/22	Deutsche Bank AG	RUB	1,376	17,748	16,362	1,386	—
Expiring 04/21/22	Goldman Sachs Bank USA	RUB	2,696	35,303	32,063	3,240	—
Expiring 04/21/22	Goldman Sachs Bank USA	RUB	1,792	23,474	21,313	2,161	—
Expiring 04/21/22	Goldman Sachs Bank USA	RUB	1,791	23,474	21,305	2,169	—
Expiring 04/21/22	Goldman Sachs Bank USA	RUB	1,714	22,277	20,392	1,885	—
Expiring 04/21/22	Goldman Sachs Bank USA	RUB	1,712	22,276	20,366	1,910	—
Expiring 04/21/22	HSBC Bank USA, N.A.	RUB	2,626	33,544	31,234	2,310	—
Expiring 04/21/22	Standard Chartered Bank, London	RUB	2,546	33,353	30,277	3,076	—
Expiring 04/21/22	UBS AG Stamford	RUB	5,453	69,705	64,860	4,845	—
Expiring 05/23/22	Citibank, N.A.	RUB	2,426	30,958	27,700	3,258	—
Expiring 05/23/22	Deutsche Bank AG	RUB	2,644	33,579	30,184	3,395	—
Expiring 05/23/22	Goldman Sachs Bank USA	RUB	3,224	42,039	36,802	5,237	—
Expiring 05/23/22	Goldman Sachs Bank USA	RUB	2,414	30,744	27,553	3,191	—
Expiring 05/23/22	Goldman Sachs Bank USA	RUB	2,164	28,051	24,706	3,345	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	RUB	2,325	29,968	26,541	3,427	—
Expiring 05/23/22	UBS AG Stamford	RUB	5,766	72,680	65,830	6,850	—
Expiring 05/23/22	UBS AG Stamford	RUB	2,475	31,671	28,257	3,414	—
Expiring 05/23/22	UBS AG Stamford	RUB	2,445	31,342	27,916	3,426	—
Singapore Dollar,
Expiring 06/15/22	Barclays Bank PLC	SGD	1,279	944,003	943,670	333	—
Expiring 06/15/22	BNP Paribas S.A.	SGD	7,434	5,450,477	5,484,991	—	(34,514)
Expiring 06/15/22	Citibank, N.A.	SGD	797	585,760	588,041	—	(2,281)
Expiring 06/15/22	HSBC Bank USA, N.A.	SGD	2,392	1,763,406	1,764,861	—	(1,455)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	405	297,669	298,816	—	(1,147)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	5,189	3,811,204	3,828,195	—	(16,991)
Expiring 06/15/22	Standard Chartered Bank, London	SGD	5,059	3,721,510	3,732,827	—	(11,317)
South African Rand,
Expiring 06/15/22	Barclays Bank PLC	ZAR	3,559	234,594	241,179	—	(6,585)
Expiring 06/15/22	Barclays Bank PLC	ZAR	2,335	150,958	158,223	—	(7,265)
Expiring 06/15/22	Citibank, N.A.	ZAR	3,559	233,906	241,178	—	(7,272)
A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 04/04/22	BNP Paribas S.A.	CHF	555	$599,373	$600,692	$—	$(1,319)
Expiring 04/04/22	BNP Paribas S.A.	CHF	465	505,409	503,282	2,127	—
Expiring 04/04/22	BNP Paribas S.A.	CHF	375	399,717	405,873	—	(6,156)
Expiring 04/04/22	BNP Paribas S.A.	CHF	297	322,965	321,451	1,514	—
Thai Baht,
Expiring 06/15/22	Goldman Sachs Bank USA	THB	2,218	66,983	66,796	187	—
				$929,873,696	$922,546,857	11,341,476	(4,014,637)
						$14,006,914	$(5,764,045)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	04/14/22	0.500%(M)	4,402	0.500%	$3,790	$(411)	$4,201	Goldman Sachs International
GS_21-PJA	04/14/22	0.250%(M)	8,482	*	5,478	(792)	6,270	Goldman Sachs International
					$9,268	$(1,203)	$10,471

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	12/20/22	1.000%(Q)	EUR	1,100	0.296%	$5,184	$6,659	$1,475
Barclays Bank PLC	12/20/22	1.000%(Q)	EUR	300	0.296%	1,414	1,816	402
British Telecommunications PLC	12/20/27	1.000%(Q)	EUR	2,000	1.138%	(6,738)	(16,160)	(9,422)
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.246%	1,311	15,069	13,758
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		600	0.950%	8,099	6,366	(1,733)
General Electric Co.	12/20/23	1.000%(Q)		1,800	0.363%	(32,413)	20,138	52,551
General Electric Co.	12/20/23	1.000%(Q)		300	0.363%	(6,722)	3,356	10,078
Jaguar Land Rover Automotive	06/20/26	5.000%(Q)	EUR	800	5.110%	44,027	(2,190)	(46,217)
Rolls-Royce PLC	12/20/24	1.000%(Q)	EUR	1,000	1.378%	(2,096)	(10,912)	(8,816)
Stellantis NV	12/20/26	5.000%(Q)	EUR	700	1.365%	146,847	129,722	(17,125)
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	0.466%	(32,325)	32,918	65,243
						$126,588	$186,782	$60,194

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$(10,698)	$(12,000)	$1,302	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(9,453)	(10,387)	934	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(9,453)	(10,354)	901	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	700	(1,742)	(1,887)	145	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	4,900	(49,917)	(30,265)	(19,652)	Goldman Sachs International
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(72,287)	(52,687)	(19,600)	BNP Paribas S.A.
A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	$(18,071)	$(13,566)	$(4,505)	HSBC Bank USA, N.A.
United Mexican States	06/20/23	1.000%(Q)	575	(5,361)	1,155	(6,516)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(5,269)	2,870	(8,139)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(1,772)	1,073	(2,845)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(1,772)	992	(2,764)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(1,772)	359	(2,131)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	(932)	201	(1,133)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	140	(1,910)	537	(2,447)	Citibank, N.A.
				$(190,409)	$(123,959)	$(66,450)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federative Republic of Brazil	12/20/22	1.000%(Q)	3,100	0.537%	$11,400	$(13,554)	$24,954	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	0.916%	349	(2,753)	3,102	HSBC Bank USA, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	1.672%	(3,758)	(8,498)	4,740	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	1.672%	(3,679)	(9,995)	6,316	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	1.672%	(1,253)	(3,487)	2,234	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	1.672%	(1,253)	(3,424)	2,171	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	1.672%	(1,253)	(2,846)	1,593	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	1.672%	(627)	(1,416)	789	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	2.509%	(5,414)	(7,194)	1,780	Citibank, N.A.
Republic of Colombia	06/20/27	1.000%(Q)	1,300	1.919%	(56,434)	(62,041)	5,607	BNP Paribas S.A.
Republic of Columbia	12/20/26	1.000%(Q)	6,700	1.767%	(222,006)	(173,404)	(48,602)	BNP Paribas S.A.
Republic of Italy	09/20/22	1.000%(Q)	305	0.132%	1,368	1,342	26	Bank of America, N.A.
Republic of South Africa	12/20/25	1.000%(Q)	1,100	1.626%	(23,859)	(46,847)	22,988	Goldman Sachs International
Republic of Turkey	12/20/23	1.000%(Q)	1,600	5.205%	(108,635)	(109,160)	525	Bank of America, N.A.
Republic of Turkey	12/20/23	1.000%(Q)	400	5.205%	(27,159)	(24,057)	(3,102)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	200	5.205%	(13,580)	(11,618)	(1,962)	Barclays Bank PLC
					$(455,793)	$(478,952)	$23,159

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.35	12/20/25	5.000%(Q)		1,000	$(59,442)	$(64,777)	$(5,335)
CDX.NA.HY.36	06/20/26	5.000%(Q)		2,100	(163,680)	(137,775)	25,905
CDX.NA.IG.35	12/20/30	1.000%(Q)		17,200	(87,290)	(111,982)	(24,692)
CDX.NA.IG.37	12/20/31	1.000%(Q)		23,500	(129,206)	6,504	135,710
CDX.NA.IG.38	06/20/32	1.000%(Q)		4,300	25,670	12,930	(12,740)
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)		80,305	(1,119,942)	(1,313,791)	(193,849)
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	19,700	(107,623)	(161,484)	(53,861)
iTraxx Europe Series 32.V1	12/20/29	1.000%(Q)	EUR	3,100	(41,081)	(12,741)	28,340
					$(1,682,594)	$(1,783,116)	$(100,522)

A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)		1,600	0.546%	$33,934	$29,518	$(4,416)
CDX.NA.IG.37	12/20/26	1.000%(Q)		38,600	0.613%	511,528	672,911	161,383
CDX.NA.IG.38	06/20/27	1.000%(Q)		52,600	0.669%	748,237	860,537	112,300
iTraxx Europe Crossover Series 37.V1	06/20/27	5.000%(Q)	EUR	400	3.386%	26,115	32,940	6,825
						$1,319,814	$1,595,906	$276,092

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$18,351	$(160,368)	$178,719	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	5,561	(48,241)	53,802	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	3,336	(39,038)	42,374	Merrill Lynch International
					$27,248	$(247,647)	$274,895
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Currency swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$6,742	$—	$6,742
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	7,327	—	7,327
							$14,069	$—	$14,069

Inflation swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	$(466)	$219,009	$219,475
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	27	(57,764)	(57,791)
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	76	(216,214)	(216,290)
EUR	9,500	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(60,948)	(1,929,964)	(1,869,016)
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(439)	74,475	74,914
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	111	(4,864)	(4,975)
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	934	(82,395)	(83,329)
EUR	100	03/15/52	2.580%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(188)	(188)
EUR	600	03/15/52	2.590%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(15,648)	2,042	17,690
GBP	1,400	08/15/22	4.220%(T)	U.K. Retail Price Index(1)(T)	—	115,951	115,951
GBP	4,200	09/15/22	4.180%(T)	U.K. Retail Price Index(1)(T)	—	335,854	335,854
GBP	1,100	09/15/23	4.480%(T)	U.K. Retail Price Index(1)(T)	—	96,586	96,586
GBP	4,100	03/15/24	6.290%(T)	U.K. Retail Price Index(1)(T)	(2,003)	(2,015)	(12)
GBP	24,500	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	412,493	(3,333,061)	(3,745,554)
GBP	5,800	12/15/26	4.735%(T)	U.K. Retail Price Index(1)(T)	(62,077)	306,644	368,721
GBP	1,900	02/15/27	4.615%(T)	U.K. Retail Price Index(1)(T)	—	89,520	89,520
GBP	2,200	02/15/27	4.626%(T)	U.K. Retail Price Index(1)(T)	2,012	101,917	99,905
GBP	1,300	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	(194,234)	(194,234)
GBP	2,100	01/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	(693)	(468,179)	(467,486)
GBP	3,100	05/15/30	3.346%(T)	U.K. Retail Price Index(2)(T)	6,286	(750,588)	(756,874)
GBP	2,500	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	102,480	(505,221)	(607,701)
GBP	1,700	03/15/31	3.740%(T)	U.K. Retail Price Index(2)(T)	828	(360,191)	(361,019)
GBP	3,000	04/15/31	3.700%(T)	U.K. Retail Price Index(2)(T)	25,075	(667,640)	(692,715)
GBP	2,080	04/15/31	3.750%(T)	U.K. Retail Price Index(2)(T)	345	(446,541)	(446,886)
GBP	1,400	09/15/31	4.066%(T)	U.K. Retail Price Index(2)(T)	—	(186,973)	(186,973)
GBP	1,900	01/15/32	4.300%(T)	U.K. Retail Price Index(1)(T)	4,240	122,098	117,858
GBP	1,000	03/15/36	3.566%(T)	U.K. Retail Price Index(2)(T)	—	(271,907)	(271,907)
GBP	2,400	03/15/36	3.580%(T)	U.K. Retail Price Index(2)(T)	(12,196)	(643,875)	(631,679)
	100	05/01/22	7.268%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(622)	(622)
	1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	97,118	97,118
	13,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(140,785)	(289,148)	(148,363)
	7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	554,224	554,224
	500	03/03/23	5.000%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(3,111)	(3,111)
	2,400	03/07/23	4.950%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(14,998)	(14,998)
	10,000	03/08/23	5.033%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(53,201)	(53,201)
	4,700	03/21/23	5.470%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	2,296	2,296
	4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(233)	305,366	305,599
	1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	86,670	86,670
	1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	129,140	129,140
	5,200	02/26/26	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	566,979	566,979
	5,000	03/05/26	2.419%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	519,136	519,136
	4,000	05/13/26	2.768%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	332,585	332,585
	1,600	05/14/26	2.813%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	129,221	129,221
	2,880	05/25/26	2.703%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	441	246,450	246,009
	300	06/01/26	2.690%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	25,649	25,649
A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Inflation swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$5,504	$(390,190)	$(395,694)
1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(118,109)	(118,109)
1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(176,805)	(176,805)
1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(180,318)	(180,318)
500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(67)	(51,809)	(51,742)
200	08/26/28	2.573%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	15,345	15,345
900	09/10/28	2.645%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	61,940	61,940
2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,631	(402,423)	(404,054)
3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,552	(544,632)	(547,184)
6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,369,451)	(1,369,451)
7,300	02/24/31	2.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	3,014	974,038	971,024
				$272,494	$(8,206,378)	$(8,478,872)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,000	06/17/30	1.250%(S)	6 Month BBSW(1)(S)	$(139,811)	$875,757	$1,015,568
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)	—	359,235	359,235
CAD	2,300	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	1,920	6,884	4,964
CAD	22,300	10/28/23	2.060%(S)	3 Month CDOR(2)(S)	329	(178,162)	(178,491)
CAD	10,000	11/14/23	2.000%(S)	3 Month CDOR(2)(S)	182	(86,700)	(86,882)
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	(122,722)	(122,722)
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(36,388)	(165,730)	(129,342)
CAD	6,600	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	61,066	(317,667)	(378,733)
CAD	15,900	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	29,683	(1,213,670)	(1,243,353)
CAD	1,600	06/16/31	1.250%(S)	3 Month CDOR(2)(S)	(169,282)	(164,848)	4,434
CAD	4,000	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(29,554)	(80,630)	(51,076)
CHF	21,100	09/15/26	(0.500)%(A)	3 Month SARON(2)(A)	(48,138)	(933,816)	(885,678)
CHF	1,800	02/10/27	0.294%(A)	3 Month SARON(2)(A)	—	(17,703)	(17,703)
CHF	3,200	02/14/27	0.283%(A)	3 Month SARON(2)(A)	—	(34,190)	(34,190)
CHF	2,600	02/15/27	0.300%(A)	3 Month SARON(2)(A)	—	(25,377)	(25,377)
CHF	1,500	02/17/27	0.295%(A)	3 Month SARON(2)(A)	—	(15,200)	(15,200)
CHF	2,000	05/16/27	0.343%(A)	3 Month SARON(2)(A)	—	(24,183)	(24,183)
CHF	10,200	06/15/27	0.368%(A)	3 Month SARON(2)(A)	(23,777)	(125,201)	(101,424)
CNH	103,700	03/16/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	44,347	43,438	(909)
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	(110,686)	(110,686)
EUR	26,900	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)	—	(400,659)	(400,659)
EUR	38,700	09/21/24	(0.500)%(A)	6 Month EURIBOR(2)(S)	(860,690)	(1,225,578)	(364,888)
EUR	64,400	09/21/27	(0.250)%(A)	6 Month EURIBOR(2)(S)	(3,797,786)	(4,841,270)	(1,043,484)
EUR	75,010	09/21/32	0.250%(A)	6 Month EURIBOR(2)(S)	(7,088,961)	(8,188,988)	(1,100,027)
EUR	4,000	09/21/32	0.250%(A)	6 Month EURIBOR(1)(S)	375,340	436,688	61,348
EUR	300	03/17/36	0.000%(A)	6 Month EURIBOR(1)(S)	13,038	55,380	42,342
EUR	450	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)	—	109,860	109,860
EUR	10,270	09/21/52	0.500%(A)	6 Month EURIBOR(1)(S)	1,276,407	1,569,581	293,174
EUR	500	09/21/52	0.500%(A)	6 Month EURIBOR(2)(S)	(49,873)	(76,413)	(26,540)
EUR	900	11/17/52	0.064%(A)	6 Month EURIBOR(1)(S)	—	249,900	249,900
GBP	33,050	02/07/23	0.010%(A)	1 Day SONIA(2)(A)	458	(585,721)	(586,179)
GBP	508	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(11,574)	3,818	15,392
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(17,910)	10,841	28,751
GBP	60,400	09/21/24	0.500%(A)	1 Day SONIA(2)(A)	(2,210,811)	(2,657,618)	(446,807)
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(144,600)	104,439	249,039
A69

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	6,800	09/21/27	0.500%(A)	1 Day SONIA(2)(A)	$(548,746)	$(592,180)	$(43,434)
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	83,553	83,553
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(94,015)	53,829	147,844
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(10,753)	12,792	23,545
GBP	6,300	09/21/32	0.750%(A)	1 Day SONIA(1)(A)	194,410	687,440	493,030
GBP	12,600	09/21/32	0.750%(A)	1 Day SONIA(2)(A)	(1,209,020)	(1,374,879)	(165,859)
GBP	1,400	09/21/52	0.750%(A)	1 Day SONIA(1)(A)	296,517	300,727	4,210
INR	4,951,200	03/15/24	5.750%(A)	1 Month MIBOR(2)(A)	81,326	(29,117)	(110,443)
INR	1,368,700	03/16/27	5.750%(S)	1 Month MIBOR(1)(S)	52,021	170,345	118,324
INR	102,400	03/16/32	6.250%(S)	1 Month MIBOR(1)(S)	8,165	3,183	(4,982)
JPY	90,000	06/16/22	0.000%(S)	1 Day TONAR(2)(S)	82	(173)	(255)
JPY	90,000	06/16/22	0.000%(S)	6 Month JPY LIBOR(1)(S)	—	(188)	(188)
JPY	6,590,000	06/17/22	0.000%(S)	1 Day TONAR(2)(S)	6,050	(12,644)	(18,694)
JPY	6,590,000	06/17/22	0.000%(S)	6 Month JPY LIBOR(1)(S)	42	(15,500)	(15,542)
JPY	1,580,000	06/19/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(28)	3,671	3,699
JPY	1,970,000	06/19/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(37)	4,577	4,614
JPY	1,580,000	06/19/22	0.000%(S)	1 Day TONAR(1)(S)	(1,135)	3,491	4,626
JPY	490,000	06/19/22	0.000%(S)	1 Day TONAR(2)(S)	352	(1,083)	(1,435)
JPY	1,970,000	06/19/22	0.000%(S)	1 Day TONAR(1)(S)	(1,415)	4,353	5,768
JPY	490,000	06/19/22	0.000%(S)	6 Month JPY LIBOR(1)(S)	9	(1,139)	(1,148)
JPY	2,210,000	03/16/24	0.000%(A)	1 Day TONAR(1)(A)	4,791	9,681	4,890
JPY	490,000	06/19/24	0.000%(S)	1 Day TONAR(1)(S)	(6,674)	8,913	15,587
JPY	6,590,000	06/17/25	0.000%(S)	1 Day TONAR(1)(S)	(86,382)	205,132	291,514
JPY	2,730,000	12/15/26	0.000%(A)	1 Day TONAR(1)(A)	(24,740)	93,778	118,518
JPY	90,000	12/16/30	0.000%(S)	1 Day TONAR(1)(S)	4,261	17,861	13,600
JPY	320,000	08/17/31	0.000%(A)	1 Day TONAR(1)(A)	22,411	58,484	36,073
JPY	1,930,000	06/19/39	0.400%(S)	1 Day TONAR(2)(S)	433,876	(356,104)	(789,980)
JPY	1,500,000	06/19/49	0.500%(S)	1 Day TONAR(2)(S)	1,029	(730,543)	(731,572)
KRW	718,000	12/16/30	0.908%(Q)	3 Month KWCDC(2)(Q)	(4,973)	(83,805)	(78,832)
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(65,229)	(65,229)
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	2,600	(133,482)	(136,082)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)	(4,815)	13,511	18,326
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)	—	47,742	47,742
NZD	20,500	11/01/23	3.000%(S)	3 Month BBR(2)(Q)	5,716	(92,468)	(98,184)
NZD	19,300	12/15/23	3.000%(S)	3 Month BBR(2)(Q)	(4,166)	(95,573)	(91,407)
NZD	750	03/17/24	0.528%(S)	3 Month BBR(2)(Q)	(25)	(27,340)	(27,315)
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	7,197	16,741	9,544
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	23,088	(41,531)	(64,619)
SGD	41,180	03/16/24	1.250%(S)	1 Day SORA(1)(S)	119,775	377,183	257,408
SGD	80	09/15/31	1.250%(S)	1 Day SORA(1)(S)	(318)	4,475	4,793
SGD	600	06/15/32	2.250%(S)	1 Day SORA(2)(S)	397	2,475	2,078
	26,300	06/16/22	0.250%(S)	3 Month LIBOR(1)(Q)	(3,757)	27,232	30,989
	2,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	9,717	(9,879)	(19,596)
	4,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	16,069	(18,113)	(34,182)
	5,300	03/30/23	0.250%(S)	3 Month LIBOR(2)(Q)	994	(87,567)	(88,561)
	34,100	04/27/23	—(3)	—(3)	—	32	32
	13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	156,965	156,965
	77,800	11/04/23	1.270%(S)	3 Month LIBOR(1)(Q)	823,294	1,244,756	421,462
	6,300	12/15/23	0.250%(A)	1 Day SOFR(1)(A)	45,130	197,523	152,393
	1,200	12/15/23	0.500%(S)	3 Month LIBOR(2)(Q)	(3,388)	(36,808)	(33,420)
	279,000	12/21/23	1.320%(A)	1 Day SOFR(1)(A)	702,057	3,878,993	3,176,936
	7,400	03/07/24	—(4)	—(4)	—	11,484	11,484
	200	03/31/24	1.430%(A)	1 Day SOFR(1)(A)	1,768	3,530	1,762
	15,000	03/31/24	2.117%(A)	1 Day SOFR(1)(A)	—	89,716	89,716
	7,900	03/31/24	2.209%(A)	1 Day SOFR(1)(A)	—	34,881	34,881
	14,900	06/15/24	0.500%(A)	1 Day SOFR(1)(A)	127,402	570,387	442,985
	4,400	06/15/24	0.500%(A)	1 Day SOFR(2)(A)	(90,062)	(168,436)	(78,374)
A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	$—	$318,613	$318,613
	13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	405,811	405,811
	27,600	09/06/24	—(7)	—(7)	1,417	10,949	9,532
	17,700	09/27/24	—(5)	—(5)	—	1,886	1,886
	19,500	10/04/24	—(6)	—(6)	—	42,597	42,597
	2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(80,718)	(80,718)
	56,700	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)	(564,702)	2,931,493	3,496,195
	24,900	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)	(232,394)	1,287,375	1,519,769
	150	02/28/27	1.573%(A)	1 Day SOFR(2)(A)	—	(4,220)	(4,220)
	12,100	06/15/27	1.000%(A)	1 Day SOFR(1)(A)	451,250	718,508	267,258
	23,100	06/15/27	1.750%(A)	1 Day SOFR(1)(A)	589,829	553,024	(36,805)
	37,200	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)	(294,695)	(4,089,220)	(3,794,525)
	4,000	06/16/28	0.500%(S)	3 Month LIBOR(2)(Q)	(183,811)	(440,477)	(256,666)
	10,200	11/21/28	1.840%(S)	3 Month LIBOR(1)(Q)	—	272,188	272,188
	10,700	12/15/28	1.250%(A)	1 Day SOFR(2)(A)	8,377	(565,419)	(573,796)
	17,700	12/15/28	1.500%(S)	3 Month LIBOR(2)(Q)	261,388	(929,436)	(1,190,824)
	2,400	01/20/29	1.630%(S)	3 Month LIBOR(2)(Q)	—	(110,961)	(110,961)
	2,500	02/09/29	1.618%(A)	1 Day SOFR(2)(A)	—	(76,933)	(76,933)
	3,900	03/22/29	1.888%(A)	1 Day SOFR(2)(A)	—	(59,563)	(59,563)
	7,900	06/15/29	1.000%(A)	1 Day SOFR(2)(A)	(317,629)	(602,630)	(285,001)
	6,145	03/30/31	0.750%(S)	3 Month LIBOR(1)(Q)	57,979	815,012	757,033
	24,900	11/15/31	1.695%(A)	1 Day SOFR(2)(A)	(41,491)	(938,290)	(896,799)
	250	02/28/32	1.750%(A)	1 Day SOFR(1)(A)	1,427	7,379	5,952
	1,200	03/16/32	1.765%(A)	1 Day SOFR(2)(A)	—	(34,846)	(34,846)
	300	06/15/32	1.250%(A)	1 Day SOFR(2)(A)	(16,100)	(23,766)	(7,666)
	6,700	06/15/32	1.750%(A)	1 Day SOFR(1)(A)	252,223	229,496	(22,727)
	3,100	06/09/41	1.250%(S)	3 Month LIBOR(1)(Q)	46,937	531,729	484,792
	700	01/27/52	1.620%(S)	3 Month LIBOR(1)(Q)	—	94,639	94,639
	5,900	06/15/52	1.500%(A)	1 Day SOFR(2)(A)	(201,194)	(624,200)	(423,006)
	2,100	11/21/53	1.888%(S)	3 Month LIBOR(2)(Q)	—	(142,764)	(142,764)
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	137	41,957	41,820
					$(12,111,340)	$(13,802,043)	$(1,690,703)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
KRW	9,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	$(438,079)	$(19,820)	$(418,259)	Bank of America, N.A.
MYR	2,000	03/16/27	3.250%(Q)	3 Month KLIBOR(1)(Q)	1,914	(849)	2,763	Bank of America, N.A.
MYR	12,400	03/16/32	3.500%(Q)	3 Month KLIBOR(1)(Q)	54,175	13,598	40,577	Citibank, N.A.
					$(381,990)	$(7,071)	$(374,919)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

A71

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	+12bps(M)	BNP Paribas S.A.	2/15/23	3,812	$12,364	$—	$12,364
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +79bps(M)	Societe Generale Paris	2/15/23	4,617	94,933	—	94,933
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +79bps(M)	Merrill Lynch International	2/15/23	18,656	383,593	—	383,593
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +79bps(M)	BNP Paribas S.A.	2/15/23	24,653	506,900	—	506,900
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +79bps(M)	Citibank, N.A.	2/15/23	28,625	588,566	—	588,566
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +80bps(M)	JPMorgan Chase Bank, N.A.	2/15/23	(5,031)	(103,428)	—	(103,428)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +80bps(M)	Goldman Sachs International	2/15/23	(4,934)	(101,419)	—	(101,419)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +81bps(M)	BNP Paribas S.A.	2/15/23	6,317	147,988	—	147,988
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +81bps(M)	Goldman Sachs International	2/15/23	46,040	1,079,175	—	1,079,175
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +81bps(M)	BNP Paribas S.A.	2/15/23	153,307	3,150,708	—	3,150,708
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	3/31/23	55,399	—	—	—
Bloomberg Commodity Index Total Return(T)	3 Month U.S. Treasury Bill +80bps(T)	JPMorgan Chase Bank, N.A.	5/16/22	(4,060)	(63,998)	—	(63,998)
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	12/16/22	115	15,686	—	15,686
Bloomberg Commodity Index(T)	–	UBS AG Stamford	1/20/23	2,364	334,185	—	334,185
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	1/26/23	187	31,188	—	31,188
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	2/08/23	1,448	207,719	—	207,719
CBOE SKEW Index(M)	+25bps(M)	Goldman Sachs International	2/15/23	7,093	654,761	—	654,761
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +82bps(M)	Citibank, N.A.	2/15/23	61,903	1,272,711	—	1,272,711
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +31bps(M)	Morgan Stanley & Co. International PLC	5/04/22	1,018	(22)	—	(22)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +36bps(M)	Citibank, N.A.	5/11/22	54,584	(27,759)	—	(27,759)
A72

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Total return swap agreements outstanding at March 31, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +37bps(M)	UBS AG London	8/24/22	1,921	$(941)	$—	$(941)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +36bps(M)	JPMorgan Chase Bank, N.A.	10/05/22	18,950	186	—	186
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +48bps(M)	JPMorgan Chase Bank, N.A.	10/12/22	41,770	(22,550)	—	(22,550)
European Refined Margin, fixed price $6.20(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/22	1	12,734	—	12,734
European Refined Margin, fixed price $6.21(T)(3)	–	Morgan Stanley Capital Services LLC	6/30/22	1	16,966	—	16,966
European Refined Margin, fixed price $7.94(T)(3)	–	Goldman Sachs International	12/31/23	4	7,154	—	7,154
European Refined Margin, fixed price $8.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/23	2	4,629	—	4,629
European Refined Margin, fixed price $8.03(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/23	4	6,840	235	6,605
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	6/20/22	(18,800)	1,618,732	—	1,618,732
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	9/20/22	(16,900)	1,501,306	—	1,501,306
JPMorgan Custom Commodity Index(M)	–	JPMorgan Chase Bank, N.A.	5/16/22	(1,696)	(19,794)	—	(19,794)
JPMorgan Custom Commodity Index(M)	–	JPMorgan Chase Bank, N.A.	12/30/22	6,622	—	—	—
JPMorgan Custom Commodity Index(M)	–	JPMorgan Chase Bank, N.A.	2/15/23	12,841	(33,654)	—	(33,654)
LLSCO, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(3)	(1,643)	—	(1,643)
LLSCO, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(3)	(1,643)	—	(1,643)
LLSCO, fixed price $(2.50)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	(379)	—	(379)
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	6/30/22	(2)	578	—	578
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	(2)	676	—	676
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	(1)	342	—	342
LLSMEH, fixed price $1.05(T)(3)	–	JPMorgan Chase Bank, N.A.	6/30/22	—(r)	131	—	131
LME Nickel Future, fixed price $32365(T)(3)	–	Canadian Imperial Bank of Commerce	5/16/22	—(r)	3,238	—	3,238
LME Nickel Future, fixed price $47481(T)(3)	–	Canadian Imperial Bank of Commerce	9/19/22	—(r)	(146,233)	—	(146,233)
LME Nickel Future, fixed price $48093(T)(3)	–	Canadian Imperial Bank of Commerce	5/16/22	—(r)	(52,447)	—	(52,447)
A73

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Total return swap agreements outstanding at March 31, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
London Gold Market Fixing Ltd. PM, pay fixed price $1916.43(T)(3)	–	Merrill Lynch International	5/27/22	1	$37,711	$—	$37,711
London Gold Market Fixing Ltd. PM, pay fixed price $1978.00(T)(3)	–	Goldman Sachs International	3/28/23	—(r)	579	—	579
London Gold Market Fixing Ltd. PM, pay strike 5.153%(T)(4)	–	UBS AG Stamford	12/05/22	441	4,769	—	4,769
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JPMorgan Chase Bank, N.A.	8/02/24	138	1,693	—	1,693
MEHCO, fixed price $(2.28)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(3)	(2,821)	—	(2,821)
MEHCO, fixed price $(2.30)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	(3)	(2,767)	—	(2,767)
MEHCO, fixed price $(2.30)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	(922)	—	(922)
MEHCO, fixed price $(2.33)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	(1,791)	—	(1,791)
MEHCO, fixed price $(2.35)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	(878)	—	(878)
MEHCO, fixed price $(2.36)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	(869)	—	(869)
MEHCO, fixed price $(2.68)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	(582)	—	(582)
MEHCO, fixed price $(2.82)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	(5)	(2,741)	(16)	(2,725)
PIMCO Custom Commodity Basket Index(M)	–	Canadian Imperial Bank of Commerce	2/15/23	14,523	934,815	—	934,815
TTF-NBP Spread, fixed price $(1.44)(T)(3)	–	Morgan Stanley Capital Services LLC	9/30/22	GBP 183	18,270	—	18,270
U.S. Treasury Bond(T)	1 Day USOIS +5bps(T)	Goldman Sachs International	5/03/22	2,737	(206,137)	—	(206,137)
					$11,856,408	$219	$11,856,189
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.
(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

A74

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Reverse repurchase agreements outstanding at March 31, 2022:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2022
BNP Paribas S.A.	(0.540)%	02/16/22	$425,714	05/16/22	$414,401
BNP Paribas S.A.	(0.540)%	02/16/22	5,206,890	05/16/22	5,068,522
Merrill Lynch International	(0.520)%	02/17/22	9,161,313	05/16/22	8,914,722
Morgan Stanley & Co. International PLC	(0.640)%	02/10/22	1,082,289	08/15/22	1,044,066
Morgan Stanley & Co. International PLC	(0.580)%	02/10/22	638,354	08/15/22	615,810
Morgan Stanley & Co. International PLC	(0.580)%	02/10/22	628,958	08/15/22	606,745
Morgan Stanley & Co. International PLC	(0.580)%	02/10/22	9,741,583	08/15/22	9,397,537
			$26,885,101		$26,061,803
The aggregate value of the Reverse Repurchase Agreements is $26,061,803. Sovereign Bonds with a combined market value of $25,417,548 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2022.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A75